UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044
(Address of principal executive offices) (Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant's telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS – MARCH 31, 2007(Unaudited)

MONEY MARKET FUND

	Par	Value
	(000)	(000)†
COMMERCIAL PAPER — 27.3%
Agricultural Products — 3.9%
Cargill, Asia
5.310%, 04/02/07	$1,500	$1,500
5.310%, 04/02/07	2,000	2,000
		3,500
Banking — 3.3%
Alliance Bankshares, Corp.
5.410%, 04/02/07	2,500	2,500
Bank of America Corp.
5.250%, 04/02/07	450	450
		2,950
Energy Resources & Services — 1.4%
Wisconsin Electric Power Co.
5.330%, 04/03/07	1,300	1,300

Finance — 7.0%
Barclays US Funding LLC
5.250%, 04/10/07	150	150
Britannia Building Society
5.260%, 04/23/07	1,000	997
5.260%, 04/23/07	1,000	997
5.255%, 04/26/07	1,000	996
5.255%, 04/30/07	600	597
HBOS Treasury Services PLC
5.240%, 04/16/07	800	798
5.250%, 04/19/07	200	199
5.250%, 05/17/07	600	596
5.250%, 05/17/07	201	200
Santander Central
5.250%, 04/16/07	150	150
5.250%, 05/14/07	130	129
5.260%, 05/14/07	100	99
5.280%, 05/14/07	169	168
Svenska Handlesbanken
5.250%, 04/19/07	300	299
		6,375
Food & Beverages — 3.9%
Pepsi America
5.255%, 05/08/07	3,500	3,482

Healthcare — 3.3%
Unitedhealth Group, Inc.
5.320%, 04/03/07	1,000	1,000
5.320%, 04/10/07	1,000	999
5.280%, 04/10/07	1,000	999
		2,998
Insurance — 2.0%
Torchmark, Corp.
5.310%, 04/10/07	1,800	1,798

Telecommunications — 2.5%
Telstra Corp.
5.260%, 04/13/07	300	300
Verizon Communications, Inc.
5.280%, 04/17/07	2,000	1,996
		2,296
TOTAL COMMERCIAL PAPER (Cost $24,699)		24,699

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 60.9%
Agricultural Products — 2.2%
John Deere Capital, Corp.
5.420%, 06/01/07	2,000	2,000

Banking — 4.7%
Bank One Corp.
7.600%, 05/01/07	3,500	3,506
Citicorp
7.200%, 06/15/07	50	50
Wells Fargo Financial, Inc.
7.200%, 05/01/07	100	100
Wells Fargo Financial
4.875%, 06/12/07	70	70
World Savings Bank FSB
5.420%, 06/01/07	500	500
		4,226
Chemicals — 0.3%
Praxair Inc.
4.750%, 07/15/07	250	250

Computers & Office Equipment — 1.5%
Hewlett-Packard, Co.
5.500%, 07/01/07	1,318	1,318

Finance — 26.9%
American Honda Finance
5.460%, 04/13/07 144A@	3,500	3,500
CIT Group, Inc.
7.375%, 04/02/07	1,500	1,500
5.580%, 05/18/07	2,500	2,501
Credit Suisse First Bank USA, Inc.
5.750%, 04/15/07	25	25
HSBC Finance Corp.
6.100%, 04/15/07	520	520
5.400%, 05/10/07	1,400	1,400
7.650%, 05/15/07	1,100	1,103
International Lease Finance Corp.
5.625%, 06/01/07	3,851	3,851
JPMorgan Chase & Co.
7.250%, 06/01/07	35	35
Lehman Brothers Holdings, Inc.
5.480%, 04/20/07	3,500	3,500
8.250%, 06/15/07	106	107
Morgan Stanley
5.800%, 04/01/07	334	334
Salomon Inc.
7.375%, 05/15/07	3,205	3,212
SLMA Corp.
5.625%, 04/10/07	2,800	2,800
		24,388
Finance - Banks — 7.2%
ABN Amro Bank NV
5.420%, 05/11/07	700	700
Bank of Montreal-Chicago Corp.
7.800%, 04/01/07	925	925

	Par	Value
	(000)	(000)†

Finance - Banks — (continued)
Bank One Corp.
7.125%, 05/15/07	180	180
Canadian Imperial Bank Corp.
5.432%, 04/02/07	1,000	1,000
5.420%, 04/27/07	250	250
Comerica Bank Corp.
7.250%, 06/15/07	600	602
HSBC Bank USA
3.870%, 06/07/07	500	499
Mellon Bank
7.375%, 05/15/07	250	251
National City Bank Corp.
3.300%, 05/15/07	500	499
PNC Funding Corp.
6.875%, 07/15/07	75	75
Southtrust Bank
5.415%, 06/14/07	465	465
Westpac Banking
5.420%, 05/25/07 144A@	1,050	1,050
		6,496
Insurance — 9.8%
Allstate Life Global Fund Treasury
5.420%, 05/25/07	700	700
Genworth Finance, Inc.
5.505%, 06/15/07	4,000	4,001
John Hancock Global Funding II 144A@
5.000%, 07/27/07	105	105
Prudential Insurance Co.
7.650%, 07/01/07	4,000	4,021
		8,827
Pharmaceuticals — 0.2%
Glaxosmithkline Capital, Inc.
2.375%, 04/16/07	215	215

Telecommunications — 4.6%
GTE South, Inc.
6.125%, 06/15/07	400	400
New Cingular Wireless, Inc.
7.500%, 05/01/07	2,750	2,754
SBC Communications 144A@
4.214%, 06/05/07	1,000	998
		4,152
Utilities — 3.5%
FPL Group Capital, Inc.
6.125%, 05/15/07	3,200	3,202
TOTAL CORPORATE BONDS (Cost $55,074)		55,074

	Number of
	Shares
SHORT-TERM INVESTMENTS — 1.6%
BlackRock Provident Institutional Funds-TempFund	1,380,718	1,381
Evergreen Prime Cash Management Money
Money Market Fund	73,254	73
TOTAL SHORT-TERM INVESTMENTS (Cost $1,454)		1,454

Par
(000)
VARIABLE RATE DEMAND NOTES — 10.2%
Healthcare — 0.5%
Barton Healthcare, LLC
5.340%, 02/15/25	$155	155

	Par	Value
	(000)	(000)†

Healthcare — (continued)
Fairview Hospital & Healthcare Services
5.340%, 11/01/15	300	300
		455

Municipal Bonds — 7.5%
Berks County, PA, Industrial Development Authority
5.490%, 06/01/15	450	450
Columbia County, GA Development Authority
5.370%, 03/01/10	600	600
Harris County, TX, Sports Authority Special Revenue
5.350%, 11/15/30	2,100	2,100
Illinois Development Finance Authority
5.310%, 11/01/14	600	600
Montgomery County, PA Industrial Development Authority
5.440%, 03/01/10	425	425
New York, NY - Subseries-A-9
5.320%, 11/01/23	2,000	2,000
Philadelphia Authority-For Industrial
Development-Marketplace
5.320%, 07/01/10	670	670
		6,845
Parking Facilities — 2.2%
Liliha Parking LP
5.830%, 08/01/24	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES (Cost $9,260)		9,260

TOTAL INVESTMENTS — 100.0% (Cost $90,487)(a)		$90,487

†	See Security Valuation Note.
(a)	Cost for Federal income tax purposes.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

Maturity		Market	% of
Schedule		Value (000)	Portfolio	(Cumulative)
1 - 7	days	$23,223	25.7%	25.7%
8 - 14	days	7,046	7.8%	33.5%
15 - 30	days	7,195	7.9%	41.4%
31 - 60	days	24,326	26.9%	68.3%
61 - 90	days	22,929	25.3%	93.6%
91 - 120	days	5,768	6.4%	100.0%
121 - 150	days	0	0.0%	100.0%
over 150	days	0	0.0%	100.0%
		$90,487	100.0%

Average Weighted Maturity —  41 days

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

LIMITED MATURITY BOND FUND

	Par	Value
	(000)	(000)†
U.S. TREASURY OBLIGATIONS — 30.0%
U.S. Treasury Notes —30.0%
4.125%, 08/15/08 #	$2,400	$2,380
4.750%, 02/28/09 #	3,000	3,007
4.625%, 11/15/09 #	5,000	5,008
4.750%, 02/15/10 #	5,000	5,028
4.875%, 05/31/11	1,000	1,012
5.125%, 06/30/11	1,250	1,278
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,695)		17,713

AGENCY OBLIGATIONS — 13.6%
Federal Home Loan Mortgage Corporation —2.5%
5.000%, 06/15/31	1,500	1,482

Federal National Mortgage Association —11.1%
6.850%, 09/15/19	307	300
4.384%, 12/01/33	2,390	2,372
3.500%, 04/01/34	1,129	1,106
6.014%, 07/01/36	1,282	1,299
6.100%, 09/01/36	1,464	1,486
		6,563
TOTAL AGENCY OBLIGATIONS (Cost $8,080)		8,045

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
Asset Securitization Corp.
7.400%, 10/13/26	127	131
Atherton Franchisee Loan Funding
6.720%, 05/15/20	287	286
Banc of America Commercial Mortgage, Inc.
5.039%, 11/10/42	2,660	2,655
Bear Stearns Commercial Mortgage Securities Inc.
6.080%, 02/15/35	547	554
5.395%, 12/11/40	1,500	1,515
4.521%, 11/11/41	1,000	974
		3,043
Conseco Finance Securitizations Corp.
5.790%, 04/01/24	35	35
Green Tree Financial Corp.
7.650%, 04/15/19	357	370
7.250%, 09/15/26	291	298
7.330%, 03/01/30	3	3
6.500%, 02/01/31	1,120	1,123
		1,794
JP Morgan Chase Commercial Mortgage Securities Corp
5.464%, 10/12/35	650	652
4.545%, 01/15/42	1,500	1,463
		2,115
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,000	1,986
NationsLink Funding Corp.
7.229%, 06/20/31	45	46
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	311	313

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,389)		12,404

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 14.5%
BlackRock Provident Institutional Funds-TempFund	2,175,231	2,175
Evergreen Prime Cash Management Money
Money Market Fund	1,890,460	1,890
		4,065

	Par
	(000)
Federal Home Loan Bank
4.950%, 04/02/07	$4,500	4,499
TOTAL SHORT-TERM INVESTMENTS (Cost $8,565)		8,564

SECURITIES LENDING COLLATERAL— 20.9%
Barclays Time Deposit
5.370%, 04/02/07	383	383
Institutional Money Market Trust
5.328%, 04/02/07	11,593	11,593
National Bank of Canada Time Deposit
5.420%, 04/02/07	383	383

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,359)		12,359

TOTAL INVESTMENTS — 100.0% (Cost $59,088)(a)		$59,085

†	See Security Valuation Note.
#	Security position is either entirely or partially on loan.

(a)   At March 31, 2007, the cost for Federal income tax purposes was $59,088,413. Net unrealized depreciation was $2,934. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $144,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $147,137.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

QUALITY BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 7.0%
Aerospace & Defense — 1.0%
United Technologies Corp.
5.400%, 05/01/35	$1,000	$942
6.050%, 06/01/36	1,000	1,025
		1,967
Agricultural Products — 0.5%
Cargill Inc. 144A@
6.125%, 09/15/36	1,000	1,010

Cable Operators — 0.6%
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,313

Computers & Office Equipment — 0.5%
IBM Corp
6.500%, 01/15/28	1,000	1,088

Diversified Operations — 1.0%
Siemens Financieringsmat 144A@
6.125%, 08/17/26	2,000	2,035

Food & Beverages — 0.9%
Anheuser-Busch Co., Inc.
5.750%, 04/01/36	2,000	1,924

Pharmaceuticals — 2.0%
Genentech, Inc.
5.250%, 07/15/35	1,000	917
Glaxosmithkline Capital, Inc.
5.375%, 04/15/34	1,000	963
Merck & Co., Inc.
6.400%, 03/01/28	2,000	2,108
		3,988
Retail — 0.5%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	908

TOTAL CORPORATE BONDS (Cost $13,992)		14,233

U.S. TREASURY OBLIGATIONS — 38.1%
U.S.Treasury Notes
4.750%, 02/15/10 #	5,000	5,028
4.375%, 12/15/10	2,500	2,487
4.750%, 03/31/11	10,000	10,076
4.875%, 04/30/11	3,000	3,036
4.875%, 05/31/11	14,000	14,174
4.750%, 01/31/12 #	16,500	16,644
4.625%, 02/29/12 #	16,500	16,561
3.875%, 02/15/13	2,500	2,415
4.250%, 11/15/13	2,500	2,453
4.875%, 08/15/16	5,000	5,079

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,437)		77,953

AGENCY OBLIGATIONS — 11.9%
Federal Home Loan Mortgage Corporation— 2.4%
5.000%, 06/15/31	5,000	4,940

	Par	Value
	(000)	(000)†

Federal National Mortgage Association — 9.4%
6.850%, 09/15/19	2,254	2,197
3.500%, 04/01/34	3,387	3,318
6.014%, 07/01/36	4,272	4,331
5.983%, 08/01/36	4,492	4,547
6.100%, 09/01/36	4,880	4,951
		19,344
Government National Mortgage Association — 0.1%
9.000%, 10/15/30	9	10
9.000%, 11/15/30	16	17
9.000%, 11/15/30	78	85
		112
TOTAL AGENCY OBLIGATIONS (Cost $24,391)		24,396

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.8%
Atherton Franchisee Loan Funding
7.230%, 04/15/12	1,436	1,466

Banc of America Commercial Mortgage, Inc.
4.886%, 11/10/42	10,000	9,980

Bear Stearns Commercial Mortgage Securities Inc.
4.830%, 08/15/38	4,000	3,934
5.395%, 12/11/40	5,000	5,050
4.521%, 11/11/41	5,000	4,871
		13,855
Conseco Finance Securitizations Corp.
7.730%, 04/01/32	30	30
5.790%, 05/01/33	141	141
		171
Green Tree Financial Corp.
7.240%, 11/15/28	785	341
7.330%, 04/01/31	14	14
		355
JP Morgan Chase Commercial Mortgage Security Corp.
5.464%, 10/12/35	2,600	2,609
4.545%, 01/15/42	5,000	4,878
		7,487
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	3,000	2,979

Morgan Stanley Capital
4.590%, 04/14/40	5,000	4,888

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	1,243	1,253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,145)		42,434

ASSET BACKED SECURITIES — 0.9%
Railcar Leasing L.L.C.
7.125%, 01/15/13	1,839	1,921
(Cost $1,846)

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 2.7%
BlackRock Provident Institutional Funds - TempFund	5,312,391	5,312

	Number of	Value
	Shares	(000)†

Evergreen Prime Cash Management
Money Market Fund	159,664	160

TOTAL SHORT-TERM INVESTMENTS (Cost $5,472)		5,472

	Par
	(000)
SECURITIES LENDING COLLATERAL— 18.6%
Barclays Time Deposit
5.370%, 04/02/07	$1,470	1,470
Institutional Money Market Trust
5.328%, 04/02/07	35,150	35,150
National Bank of Canada Time Deposit
5.420%, 04/02/07	1,471	1,471

TOTAL SECURITIES LENDING COLLATERAL (Cost $38,091)		38,091

TOTAL INVESTMENTS — 100.0% (Cost $203,374)(a)		$204,500

†	See Security Valuation Note.
#	Security position is either entirely or partially on loan.
@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2007, the cost for Federal income tax purposes was $203,374,389. Net unrealized appreciation was $1,125,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,511,323 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $386,062.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2007(Unauditied)

HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 91.2%
Advertising — 2.0%
Advanstar, Inc.
15.000%, 10/15/11	$150	$157
Advanstar Communications, Inc.
10.750%, 08/15/10	300	325
Affinity Group, Inc. ^
10.875%, 02/15/12	92	93
Lamar Advertising Co.
2.875%, 12/31/10 CONV	300	412
Lamar Media Corp.
6.625%, 08/15/15	175	171
R.H. Donnelley Corp.
8.875%, 01/15/16	375	398
R.H. Donnelley Finance Corp.
10.875%, 12/15/12	175	189
		1,745
Aerospace & Defense — 1.4%
GenCorp, Inc. ^
9.500%, 08/15/13	497	529
Hawker Beechcdaft Acquisition Co. 144A@
8.500%, 04/01/15	100	104
8.875%, 04/01/15	200	207
9.750%, 04/01/17	125	131
Sequa Corp.
9.000%, 08/01/09	50	53
Transdigm Inc.
7.750%, 07/15/14	200	207
		1,231
Automobiles & Related — 4.3%
American Axle & Manufacturing, Inc.
7.875%, 03/01/17	150	150
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	50	51
Cooper Standard Automotive Corp.
8.375%, 12/15/14	275	230
General Motors Corp.
7.200%, 01/15/11	325	309
7.125%, 07/15/13	100	94
7.700%, 04/15/16	25	23
8.375%, 07/15/33	700	628
Goodyear Tire & Rubber Corp. 144A@
9.140%, 12/01/09	325	326
8.625%, 12/01/11	400	430
Hertz Corp.
8.875%, 01/01/14	250	269
Neff Rental/Neff Finance
11.250%, 06/15/12	225	250
Rental Service Corp. 144A@
9.500%, 12/01/14	225	240
Sunstate Equipment Co LLC 144A@
10.500%, 04/01/13	200	212
Tenneco, Inc.
8.625%, 11/15/14	425	443
UCI Holdco Inc.144A@
12.355%, 12/15/13	180	179
		3,834
Broadcast/Media — 3.4%
Barrington Broadcasting, 144A@
10.500%, 08/15/14	125	131
Echostar DBS Corp.
7.000%, 10/01/13	25	26
6.625%, 10/01/14	300	302

	Par	Value
	(000)	(000)†

Broadcast/Media — (continued)
Fisher Communications, Inc.
8.625%, 09/15/14	50	54
Liberty Media Holding Corp. CONV
4.000%, 11/15/29	425	281
Lighthouse International Co. SA 144A@
8.000%, 04/30/14	275	399
Lin Television Corp. CONV
2.500%, 05/15/33	38	36
Medianews Group, Inc.
6.875%, 10/01/13	175	159
6.375%, 04/01/14	50	44
Nexstar Finance Holdings LLC Inc.
8.532%, 04/01/13+	300	290
7.000%, 01/15/14	150	144
Shaw Communications Inc.
8.250%, 04/11/10	75	80
Sinclair Broadcast Group
8.000%, 03/15/12	525	543
Videotron Ltee
6.875%, 01/15/14	175	177
6.375%, 12/15/15	50	49
XM Satellite Radio Inc.
9.750%, 05/01/14	300	303
		3,018
Building & Building Supplies — 1.1%
Associated Materials, Inc.
12.523%, 03/01/14+	250	176
Dycom Industries, Inc.
8.125%, 10/15/15	175	184
Esco Corp. 144A@
8.625%, 12/15/13	250	265
9.230%, 12/15/13^	100	104
Interline Brands Inc.
8.125%, 06/15/14	200	207
		936
Building & Real Estate — 0.7%
K. Hovnanian Enterprises, Co.
7.750%, 05/15/13	50	46
6.500%, 01/15/14	75	67
KB Home, Co.
6.250%, 06/15/15	225	202
Meritage Homes Corp.
6.250%, 03/15/15	200	181
Mobile Mini, Inc.
9.500%, 07/01/13	81	87
		583
Building Products & Supplies — 0.3%
Texas Industries, Inc.
7.250%, 07/15/13	275	283

Cable Operators — 1.3%
Charter Communications Holdings LLC
10.250%, 09/15/10	475	501
CSC Holdings, Inc.
7.250%, 07/15/08	100	101
6.750%, 04/15/12 144A@	250	248
Kabel Deutschland
10.625%, 07/01/14	200	223
Mediacom Broadband LLC
8.500%, 10/15/15	75	77
8.500%, 10/15/15 144A@	25	26
		1,176

	Par	Value
	(000)	(000)†

Chemicals — 1.4%
Hercules, Inc.
6.750%, 10/15/29	150	150
Huntsman Int., LLC. 144A@
7.875%, 11/15/14	400	414
Ineos Group Holdings Plc 144A@
8.500%, 02/15/16	300	287
Koppers, Inc.
9.875%, 10/15/13	100	109
Lyondell Chemical, Co. Ltd.
8.250%, 09/15/16	125	134
Terra Capital Inc., 144A@
7.000%, 02/01/17	175	174
		1,268
Computer - Internet Services & Software — 0.3%
Juniper Networks, Inc. CONV
(0.532%), 06/15/08+	150	165
SS&C Technologies, Inc.
11.750%, 12/01/13	75	84
		249
Computer - Network Products & Services — 0.1%
UGS Corp.
10.000%, 06/01/12	75	82

Computer Services & Software — 1.2%
Serena Software Inc.
10.375%, 03/15/16	75	81
Sungard Data Systems, Inc.
9.125%, 08/15/13	375	402
UGS Capital Corp. II 144A@
10.348%, 06/01/11	263	267
Unisys Corp.
7.875%, 04/01/08	150	151
6.875%, 03/15/10	100	100
8.000%, 10/15/12	75	75
		1,076
Computers & Office Equipment — 0.1%
Xerox Corp.
6.400%, 03/15/16	101	104

Consumer Products — 2.3%
Acco Brands Corp.
7.625%, 08/15/15	175	175
American Greetings Corp.
7.375%, 06/01/16	50	52
FTD, Inc.
7.750%, 02/15/14	294	296
Jostens Holdings Corp.
7.625%, 10/01/12	175	178
9.854%, 12/01/13+	550	509
Leslie’s Poolmart
7.750%, 02/01/13	275	278
Sealy Mattress Co.
8.250%, 06/15/14	275	289
Simmons Bedding Co.
7.875%, 01/15/14	75	77
12.037%, 12/15/14+	275	226
		2,080
Containers — 2.3%
AEP Industries, Inc.
7.875%, 03/15/13	150	153
Ball Corp.
6.875%, 12/15/12	75	76

	Par	Value
	(000)	(000)†

Containers — (continued)
Berry Plastics Holding Corp.
8.875%, 09/15/14	225	230
9.230%, 09/15/14	75	77
Bway Corp.
10.000%, 10/15/10	150	157
Graham Packaging Co.
8.500%, 10/15/12	100	102
Graphic Packaging International Corp.
8.500%, 08/15/11	75	78
9.500%, 08/15/13	125	133
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	100	102
8.750%, 11/15/12	250	263
8.250%, 05/15/13	100	104
6.750%, 12/01/14	150	149
Owens-Illinois, Inc.
7.350%, 05/15/08	75	75
Plastipak Holdings LLC 144A@
8.500%, 12/15/15	50	53
Stone Container Corp.
8.375%, 07/01/12	100	100
8.000%, 03/15/17 144A@	225	220
		2,072
Cosmetics & Toiletries — 0.1%
Chattem, Inc.
7.000%, 03/01/14	50	50

Distribution Services — 0.2%
ADESA Corp.
7.625%, 06/15/12	200	212

Diversified Operations — 0.9%
Bombadier, Inc.144A@
6.750%, 05/01/12	100	100
Covalence Specialty Material 144A @
10.250%, 03/01/16	125	125
Festival Fun Pk LLC.
10.875%, 04/15/14	75	77
Leucadia National Corp.
7.000%, 08/15/13	275	276
Nell AF Sarl 144A@
8.375%, 08/15/15	200	209
		787
Electronic Components — 0.7%
NXP BV 144A@
8.118%, 10/15/13	175	180
9.500%, 10/15/15	425	439
		619
Electronic Components & Semiconductors — 2.7%
Avago technologies Co.
10.125%, 12/01/13	200	217
Celestica Inc.
7.875%, 07/01/11	225	218
Conexant Systems Inc., 144A@
9.110%, 11/15/10	175	181
4.000%, 03/21/26 CONV	100	87
Flextronics International Ltd.
6.250%, 11/15/14	125	121
Freescale Semiconductor 144A@
9.230%, 12/15/14	350	349
10.125%, 12/15/16	525	526

	Par	Value
	(000)	(000)†

Electronic Components & Semiconductors — (continued)
L-3 Communications Corp.
6.375%, 10/15/15	325	322
Spansion LLC 144A@
11.250%, 01/15/16	150	155
Stats Chippac, Inc.
6.750%, 11/15/11	100	103
Superior Essex, Inc.
9.000%, 04/15/12	125	129
		2,408
Energy Resources & Services — 7.6%
AES Corp.
9.375%, 09/15/10	150	163
8.875%, 02/15/11	300	323
7.750%, 03/01/14	75	79
Allegheny Energy Supply Co. LLC
7.800%, 03/15/11	50	53
8.250%, 04/15/12 144A@	25	27
Alpha Natural Resources LLC
10.000%, 06/01/12	200	215
Cie Gener De Geophysique
7.500%, 05/15/15	25	26
7.750%, 05/15/17	300	313
CMS Energy Corp.
8.500%, 04/15/11	50	54
Copano Energy LLC
8.125%, 03/01/16	150	155
FerrellgasLP
6.750%, 05/01/14	100	98
Ferrellgas Partners LP
8.750%, 06/15/12	350	363
Hilcorp Energy Co. 144A@
7.750%, 11/01/15	225	221
Invensys Plc 144A@
9.875%, 03/15/11	260	280
Midwest Generation LLC
8.750%, 05/01/34	250	271
Mirant Americas Generation, LLC
8.300%, 05/01/11	200	205
Mirant North America LLC
7.375%, 12/31/13	825	846
Mission Energy Holding Co.
13.500%, 07/15/08	200	218
NRG Energy, Inc.
7.250%, 02/01/14	100	103
7.375%, 02/01/16	775	796
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	347
Peabody Energy Corp.
7.375%, 11/01/16	225	237
Petrohawk Energy Corp.
9.125%, 07/15/13	225	240
Reliant Energy Inc.
6.750%, 12/15/14	150	158
Reliant Resources, Inc.
9.500%, 07/15/13	100	109
Sierra Pacific Resources
7.803%, 06/15/12^	25	26
8.625%, 03/15/14	250	270
Stallion Oilfield Services 144A@
9.750%, 02/01/15	225	229
Stone Energy Corp. 144A@
8.124%, 07/15/10	200	200

	Par	Value
	(000)	(000)†

Energy Resources & Services — (continued)
Utilicorp Canada Finance Corp.
7.750%, 06/15/11	150	162
		6,787
Entertainment & Leisure — 2.2%
AMC Entertainment, Inc.
11.000%, 02/01/16	300	342
AMF Bowling Worldwide, Inc.
10.000%, 03/01/10	200	209
Cinemark, Inc.
9.391%, 03/15/14+	625	572
K2, Inc.
7.375%, 07/01/14	200	199
MTR Gaming Group, Inc.
9.000%, 06/01/12	50	52
Pokagon Gaming Authority 144A@^
10.375%, 06/15/14	350	386
Speedway Motorsports Inc.
6.750%, 06/01/13	50	50
Tunica-Biloxi Gaming 144A@
9.000%, 11/15/15	125	133
		1,943
Finance — 6.5%
BCP Caylux Holdings Luxembourg SCA
9.625%, 06/15/14	100	114
Couche-Tard U.S./Finance
7.500%, 12/15/13	325	334
FBOP Capital Trust II 144A@^
10.000%, 01/15/09	150	159
Ford Motor Credit Co.
9.810%, 04/15/12	1,375	1,458
FTI Consulting Inc.
7.625%, 06/15/13	200	208
7.750%, 10/01/16	150	158
General Motors Acceptance Corp.
6.875%, 08/28/12	850	847
7.560%, 12/01/14	450	455
Global Cash Access LLC
8.750%, 03/15/12	254	266
Hexion US Fin/Nova Scoti 144A@
9.750%, 11/15/14	350	367
9.860%, 11/15/14	75	77
IAAI Finance Corp.
11.000%, 04/01/13	150	173
iPayment, Inc.
9.750%, 05/15/14	250	256
iPayment Investors 144A@ ^
12.750%, 07/15/14	186	186
Poster Financial Group Inc.
8.750%, 12/01/11	250	260
Rafealla Apparel Group
11.250%, 06/15/11	201	205
Rainbow National Services 144A@
8.750%, 09/01/12	75	80
Stone Container Finance
7.375%, 07/15/14	175	168
		5,771
Food & Beverages — 0.9%
B&G Foods, Inc.
8.000%, 10/01/11	275	278
Del Monte Corp.
8.625%, 12/15/12	275	286

	Par	Value
	(000)	(000)†

Food & Beverages — (continued)
Reynolds American, Inc.
7.250%, 06/01/13	100	105
7.625%, 06/01/16	150	160
		829
Healthcare — 3.4%
Centene Corp. 144A@
7.250%, 04/01/14	125	126
Community Health Systems, Inc.
6.500%, 12/15/12	200	206
Concentra Operating Corp.
9.500%, 08/15/10	100	106
9.125%, 06/01/12	175	187
CRC Health Corp.
10.750%, 02/01/16	175	192
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	25	25
Genesis HealthCare Corp.
8.000%, 10/15/13	225	239
HCA Inc. 144A@
9.250%, 11/15/16	650	701
9.625%, 11/15/16	25	27
HCA-The Healthcare Corp
8.750%, 09/01/10	375	393
Team Health Inc.
11.250%, 12/01/13	175	185
Triad Hospitals, Inc.
7.000%, 11/15/13	225	235
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	300	304
Ventas Realty Ltd. Partnership
6.500%, 06/01/16	100	102
		3,028
Hotels & Gaming — 1.1%
American Casino & Entertainment Properties LLC
7.850%, 02/01/12	200	208
Buffalo Thunder 144A@ ^
9.375%, 12/15/14	225	230
Felcor Lodging LP
8.500%, 06/01/11	125	134
MGM Mirage, Inc.
8.500%, 09/15/10	100	107
6.625%, 07/15/15	125	120
Pinnacle Entertainment
8.250%, 03/15/12	25	26
Trump Entertainment Resorts
8.500%, 06/15/15	175	177
		1,002
Hotels & Resorts — 1.1%
Host Marriott LP
7.125%, 11/01/13	75	77
6.375%, 03/15/15	25	25
6.750%, 06/01/16	775	781
Little Trav Bay Odawa Inc. 144A@^
10.250%, 02/15/14	125	129
		1,012
Industrial - Other — 0.4%
Abitibi Consolidated, Inc.
8.550%, 08/01/10	100	101
8.375%, 04/01/15	100	94
Chukchansi Economic Development Authority 144A@^
8.780%, 11/15/12	125	128
		323

	Par	Value
	(000)	(000)†

Machinery & Heavy Equipment — 0.7%
Columbus McKinnon Corp.*
8.875%, 11/01/13	300	318
Stewart & Stevenson LLC, 144A@
10.000%, 07/15/14	200	210
Terex Corp.
7.375%, 01/15/14	75	77
		605
Manufacturing — 3.1%
Accuride Corp.
8.500%, 02/01/15	200	202
AGY Holding Corp.144A@
11.000%, 11/15/14	125	130
American Railcar Indusrty 144A@
7.500%, 03/01/14	225	231
Baldor Electric Co.
8.625%, 02/15/17	300	317
General Cable Corp. 144A@
7.725%, 04/01/15	100	100
7.125%, 04/01/17	125	126
Foundation PA Coal Co.
7.250%, 08/01/14	250	253
KI Holdings, Inc.
8.617%, 11/15/14+	200	168
Nutro Products, Inc. 144A@
9.230%, 10/15/13	150	155
10.750%, 04/15/14	200	216
RBS Global & Rexnord Corp.
9.500%, 08/01/14	575	598
11.750%, 08/01/16	50	54
Tube City IMS Corp., 144A@
9.750%, 02/01/15	175	182
		2,732
Medical Services & Equipment — 1.1%
DaVita, Inc.
6.625%, 03/15/13	150	150
7.250%, 03/15/15	150	152
Invacare Corp. 144A@
9.750%, 02/15/15	175	176
U.S. Oncology, Inc.
9.000%, 08/15/12	125	133
10.750%, 08/15/14	75	84
VWR International, Inc.
8.000%, 04/15/14	175	182
Warner Chilcott Corp.
8.750%, 02/01/15	81	84
		961
Metal Components & Products — 2.5%
Century Aluminum Co.
7.500%, 08/15/14	125	128
Freeport-McMoran Copper & Gold, Inc.
8.250%, 04/01/15	250	269
8.375%, 04/01/17	1,225	1,325
Novelis, Inc.
7.250%, 02/15/15	225	238
Steel Dynamics 144A@
6.750%, 04/01/15	225	225
		2,185
Metals & Mining — 0.9%
Aleris International, Inc. 144A@
10.000%, 12/15/16	175	183
Arch Western Finance LLC
6.750%, 07/01/13	150	148

	Par	Value
	(000)	(000)†

Metals & Mining — (continued)
Gibraltar Industries, Inc.
8.000%, 12/01/15	250	253
Metals USA Inc.
11.125%, 12/01/15	200	222
		806
Office Equipment & Services — 0.2%
IKON Office Solutions, Inc.
7.750%, 09/15/15	200	209

Office Property — 0.2%
Saul Centers, Inc.
7.500%, 03/01/14	150	152

Oil & Gas — 4.1%
AmeriGas Partners L.P.
7.250%, 05/20/15	150	152
Chaparral Energy Inc.
8.500%, 12/01/15	275	272
Chesapeake Energy Corp.
6.500%, 08/15/17	250	247
6.875%, 11/15/20	450	448
Clayton William Emergy
7.750%, 08/01/13	150	141
Compton Petroleum Corp.
7.625%, 12/01/13	350	342
Denbury Resources, Inc.
7.500%, 04/01/13	200	202
7.500%, 12/15/15	75	76
Dynegy Roseton/Danskammer LLC
7.270%, 11/08/10	175	179
Encore Acquisition Co.
7.250%, 12/01/17	275	261
Forest Oil Corp.
8.000%, 12/15/11	100	104
Hanover Compressor Co.
7.500%, 04/15/13	225	231
9.000%, 06/01/14	75	81
Plains Exploration & Production
7.000%, 03/15/17	125	126
Range Resources Corp.
6.375%, 03/15/15	200	197
7.500%, 05/15/16	150	155
Williams Cos., Inc.
8.125%, 03/15/12	75	82
7.625%, 07/15/19	50	54
7.500%, 01/15/31	150	159
7.750%, 06/15/31	100	107
		3,616
Paper & Related Products — 3.1%
Boise Cascade LLC
7.125%, 10/15/14	325	322
Bowater Canada Finance
7.950%, 11/15/11	50	49
Domtar Inc.
7.875%, 10/15/11	75	79
5.375%, 12/01/13	75	69
7.125%, 08/15/15	300	299
9.500%, 08/01/16	25	28
Georgia-Pacific Corp.
8.125%, 05/15/11	150	158
7.000%, 01/15/15 144A@	100	101
7.700%, 06/15/15	275	282

	Par	Value
	(000)	(000)†

Paper & Related Products — (continued)
7.125%, 01/15/17 144A@	350	351
MDP Acquisitions Plc
9.625%, 10/01/12	129	137
Newpage Corp.
10.000%, 05/01/12	25	27
11.610%, 05/01/12	150	164
12.000%, 05/01/13	125	136
Norske Skog Canada Ltd
7.375%, 03/01/14	175	169
Verso Paper Holdings LLC 144A@
9.110%, 08/01/14	50	51
9.125%, 08/01/14	100	104
11.375%, 08/01/16	225	236
		2,762
Pharmaceuticals — 0.2%
Omnicare, Inc.
6.750%, 12/15/13	100	100
6.875%, 12/15/15	50	50
		150
Printing & Publishing — 2.9%
Dex Media East LLC
12.125%, 11/15/12	292	319
Dex Media Inc.
8.064%, 11/15/13+	25	23
Haight Cross ^
18.737%, 08/15/11+	100	71
Haights Cross Operating Co. ^
11.750%, 08/15/11	200	211
Idearc, Inc. 144A@
8.000%, 11/15/16	800	823
Morris Publishing
7.000%, 08/01/13	275	263
Nebraska Book Co., Inc.
8.625%, 03/15/12	375	378
Quebecor World Inc. 144A@
9.750%, 01/15/15	125	131
Quebecor World Cap Corp.
6.125%, 11/15/13	175	161
Valassis Communiations 144A@
8.250%, 03/01/15	225	222
		2,602
Restaurants — 0.6%
O’Charley’s, Inc.
9.000%, 11/01/13	200	213
Real Mex Restaurants Inc.
10.000%, 04/01/10	125	132
The Restaurant Co.
10.000%, 10/01/13	225	218
		563
Retail — 2.3%
Amerigas Part/Eagle Finance
7.125%, 05/20/16	300	301
AutoNation, Inc.
7.374%, 04/15/13	75	76
7.000%, 04/15/14	75	76
Bon-ton Dept Stores Inc.
10.250%, 03/15/14	275	295
GSC Holdings Corp.
8.000%, 10/01/12	425	451
Pathmark Stores, Inc.
8.750%, 02/01/12	75	78

	Par	Value
	(000)	(000)†

Retail — (continued)
Payless Shoesource, Inc.
8.250%, 08/01/13	25	26
Sally Holdings LLC 144A@
9.250%, 11/15/14	225	231
The Pantry, Inc.
7.750%, 02/15/14	200	202
Yankee Acquisition Corp. 144A@
8.500%, 02/15/15	250	253
9.750%, 02/15/17	50	51
		2,040
Services - Commercial — 2.2%
Aramark Corp. 144A@
8.860%, 02/01/15	400	411
Digicel Limited 144A@^
9.250%, 09/01/12	300	317
Education Management LLC
10.250%, 06/01/16	550	597
Interface, Inc.
10.375%, 02/01/10	350	386
9.500%, 02/01/14	25	27
Mac-Gray Corp.
7.625%, 08/15/15	200	204
		1,942
Special Purpose Entity — 0.9%
AAC Group Holding Corp
10.755%, 10/01/12+	150	135
12.750%, 10/01/12	130	146
Canwest Media Inc.
8.000%, 09/15/12	287	298
JSG Funding Plc
7.750%, 04/01/15	100	102
Stripes Acq/Susser Financial
10.625%, 12/15/13	123	134
		815
Telecommunications — 13.5%
Allbritton Communications Co.
7.750%, 12/15/12	425	436
American Tower Corp.
7.250%, 12/01/11	50	52
3.000%, 08/15/12 CONV	150	296
7.125%, 10/15/12	100	103
Broadview Networks Holdings 144A@
11.375%, 09/01/12	125	134
Canadian Satellite Radio ^
12.750%, 02/15/14	125	127
Centennial Communication
10.000%, 01/01/13	75	81
10.125%, 06/15/13	275	297
Citizens Communications Co.
7.125%, 03/15/19 144A@	600	584
9.000%, 08/15/31	500	548
Cricket Communications Corp. 144A@
9.375%, 11/01/14	425	451
DirecTV Holdings
8.375%, 03/15/13	350	369
Dobson Cellular Systems
9.875%, 11/01/12	150	164
Dobson Communications Corp.
8.875%, 10/01/13	275	283
GCI Inc.,
7.250%, 02/15/14	225	225

	Par	Value
	(000)	(000)†

Telecommunications — (continued)
Hellas II 144A@
11.110%, 01/15/15	225	231
Horizon PCS, Inc.
11.375%, 07/15/12	100	111
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	52	53
Intelsat Sub Holding Co., Ltd.
8.250%, 01/15/13	125	130
IPCS, Inc.
11.500%, 05/01/12	125	138
Level 3 Communications, Inc. CONV
6.000%, 09/15/09	52	50
6.000%, 03/15/10	48	46
Level 3 Financing, Inc. 144A@
9.250%, 11/01/14	325	334
Lucent Technologies, Inc.
6.500%, 01/15/28	150	135
6.450%, 03/15/29	25	23
Metropcs Wireless Inc., 144A@
9.250%, 11/01/14	425	449
Mobile services Group Inc., 144A@
9.750%, 08/01/14	200	212
Nordic Tel Co., Holdings 144A@
8.875%, 05/01/16	675	712
Nortel Networks
9.610%, 07/15/11 144A@	375	401
2.125%, 04/15/14 144A@ CONV	175	176
Panamsat Corp.
9.000%, 08/15/14	262	284
Qwest Corp.
7.875%, 09/01/11	100	106
8.875%, 03/15/12	225	249
8.605%, 06/15/13	225	245
7.500%, 10/01/14	375	396
Rogers Cable, Inc.
6.750%, 03/15/15	150	155
Rogers Wireless Communications, Inc.
8.000%, 12/15/12	375	391
7.500%, 03/15/15	100	108
Rural Cellular Corp.
8.250%, 03/15/12	125	131
11.110%, 11/01/12	75	78
Sirus Satellite Radio
9.625%, 08/01/13	225	226
Syniverse Technologies Inc.
7.750%, 08/15/13	175	172
Time Warner Telecom Holdings
9.250%, 02/15/14	25	27
Valor Telecomm LLC
7.750%, 02/15/15	150	162
West Corp. 144A@
11.000%, 10/15/16	450	475
Wind Acquisition Fin SA 144A@
10.750%, 12/01/15	325	372
Windstream Corp.
8.625%, 08/01/16	1,000	1,094
		12,022
Textiles & Apparel — 0.6%
Invista 144A@
9.250%, 05/01/12	225	240

	Par	Value
	(000)	(000)†

Textiles & Apparel — (continued)
Tandus Group
9.750%, 02/15/10	250	254
		494
Transportation& Related Services — 1.4%
CHC Helicopter Corp.
7.375%, 05/01/14	125	122
Continental Airlines, Inc.
8.750%, 12/01/11	250	245
Delta Air Lines, Inc.+++
7.900%, 12/15/09	275	154
Offshore Logistics, Inc.
6.125%, 06/15/13	225	214
Tfm Sa De Cv
9.375%, 05/01/12	100	108
Travelport Inc. 144A@
9.985%, 09/01/14	25	26
11.875%, 09/01/16	325	356
		1,225
Waste Management — 0.7%
Allied Waste North America, Inc.
9.250%, 09/01/12	25	26
7.875%, 04/15/13	125	130
6.875%, 06/01/17	150	150
Casella Waste Systems, Inc.
9.750%, 02/01/13	325	345
		651
TOTAL CORPORATE BONDS (Cost $78,859)		81,040

	Number of
	Shares
COMMON STOCK — 4.3%
Broadcast/Media — 0.1%
XM Satellite Radio Holdings Inc., Class-A *	5,675	73

Cable Operators — 0.5%
Cablevisoin Systems Corp.	13,700	417

Energy Products & Services — 0.2%
Reliant Energy, Inc. *	9,375	191

Entertainment & Leisure — 0.5%
Progressive Gaming International * ^	1,200	5
MTR Gaming Group, Inc.*	10,600	139
Regal Entertainment Group	15,625	310
		454
Hotels & Gaming — 0.2%
Lakes Entertainment, Inc.*	16,375	183

Metal Components & Products — 0.3%
Freeport-McMoran Copper & Gold, Inc.	3,900	258

Mining — 0.2%
Foundation Coal Holdings, Inc.	6,475	222

Oil & Gas — 0.3%
Williams Cos., Inc.	8,000	228

Retail — 0.0%
Pathmark Stores, Inc.* ^	1,532	20

	Number of	Value
	Shares	(000)†

Telecommunications — 2.0%
Citizens Communications Co.	9,400	141
Crown Castle International Corp. *	6,950	223
Dobson Communications Corp.*	1	—
Geoeye, Inc.* ^	3,277	58
Leap Wireless International Inc.*	3,300	218
Loral Space & Communications Ltd.*	6,151	313
Rogers Wireless Communications, Inc.	14,250	467
Telus Corp.	3,625	181
Windstream Corp.	9,725	143
		1,744

TOTAL COMMON STOCKS (Cost $3,543)		3,790

PREFERRED SOCK — 2.3%
Automobiles & Related — 0.8%
General Motors Corp.	31,725	658

Broadcast/Media — 0.2%
Ion Media Networks *	16	1
Spanish Broadcasting System * ^	178	195
		196
Energy Resources & Services — 0.4%
NRG Energy, Inc. *	175	333

Metal Components & Products — 0.3%
Freeport-McMoran Copper & Gold, Inc.	175	267

Telecommunications — 0.6%
Loral Skynet Corp. *^	437	90
Lucent Technologies Capital Trust	425	440
		530
Textiles & Apparel — 0.0%
Anvil Holdings, Inc.* ^	13,020	25

TOTAL PREFERRED STOCKS (Cost $1,878)		2,009

WARRANTS — 0.0%
Geoeye Inc. Warrant* ^	612	6
IPCS, Inc. * 144A@^	300	—
KMC Telecom Holdings, Inc. *144A@^	200	—
MDP Acquisitions Plc*144A@ ^	100	13
Pathmark Stores, Inc.* ^	2,350	—
SW Acquisition* ^	1	—
Travelcenters of America*	500	—
Travelcenters of America*	1,800	—
UbiquiTel, Inc. *144A@^	900	—

TOTAL WARRANTS (Cost $94)		19

SHORT-TERM INVESTMENTS — 2.2%
T. Rowe Price Reserve Investment Fund	1,991,299	1,991
(Cost $1,991)

TOTAL INVESTMENTS — 100.0% (Cost $86,365)(a)		$88,849

† See Security Valuation Note.

* Non-Income Producing Security.

CONV- Convertible Bonds

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

+++ Defaulted Security

^ Illiquid security. The total market value of illiquid securities at March 31, 2007 is $3,108,000.

@     Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2007, the cost for Federal income tax purposes was $86,364,880. Net unrealized appreciation was $2,483,717. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,444,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $960,410

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2007 (Unaudited)

FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)†
COMMON STOCKS — 54.3%
Banking — 4.3%
Banco Popolare di Verona e Novara Scrl	288,700	$8,967
First Horizon National Corp.#	267,400	11,105
Marshall & Ilsley Corp.#	225,200	10,429
Royal Bank of Scotland Group Plc	311,153	12,148
SunTrust Banks, Inc.#	144,600	12,008
U.S. Bancorp #	418,000	14,618
		69,275
Broadcast/Media — 2.3%
EchoStar Communications Corp.*	147,100	6,389
Liberty Media Holding Corp. - Capital Series A*	79,600	8,803
Liberty Media Holding Corp. - Interactive A*	338,700	8,068
Time Warner, Inc.#	674,400	13,299
		36,559
Building Products & Supplies — 0.5%
Centex Corp.	190,100	7,942

Cable Operators — 0.6%
Cablevision Systems Corp.	336,600	10,243

Chemicals — 0.3%
Du Pont (E.I.) De Nemours and Co.#	111,500	5,512

Computer - Internet Services & Software — 0.3%
Juniper Networks, Inc.*	279,600	5,503

Computer - Network Products & Services — 1.3%
Intel Corp.#	1,094,100	20,930

Computer Services & Software — 2.7%
First Data Corp.	352,100	9,471
Microsoft Corp.#	1,216,300	33,898
		43,369
Computers & Office Equipment — 0.8%
Dell, Inc.*	518,700	12,039

Consumer Products — 0.7%
Fortune Brands, Inc.	58,200	4,587
Newell Rubbermaid, Inc.	223,400	6,946
		11,533
Diversified Operations — 7.0%
3M Co.	149,000	11,388
General Electric Co.	1,107,300	39,154
Honeywell International, Inc.	238,700	10,995
Illinois Tool Works, Inc.#	85,700	4,422
Tyco International Ltd.	1,470,700	46,401
		112,360
Energy Resources & Services — 2.0%
Entergy Corp.	119,700	12,559
PPL Corp.	490,800	20,074
		32,633
Finance — 3.4%
Ameriprise Financial, Inc.	215,700	12,325
H&R Block, Inc.#	830,000	17,463
JP Morgan Chase & Co.	235,700	11,403
Legg Mason, Inc.	52,100	4,908
Prudential Financial, Inc.#	97,900	8,836
		54,935
Financial Services — 0.2%
Western Union Co.	126,100	2,768

Food & Beverages — 3.0%
Anheuser-Busch Co., Inc.	259,500	13,094

	Number	Value
	of Shares	(000)†

Food & Beverages — (continued)
Coca-Cola Co.	413,300	19,838
General Mills, Inc.	198,300	11,545
Kraft Foods, Inc.#	142,000	4,496
		48,973
Insurance — 6.3%
American International Group, Inc.#	347,800	23,379
Aon Corp.#	369,600	14,030
CIGNA Corp.	20,100	2,867
Genworth Financial, Inc.#	557,000	19,462
Hartford Financial Services Group, Inc.	138,200	13,209
Marsh & McLennan Cos., Inc.#	428,100	12,539
White Mountains Insurance Group Ltd.	16,400	9,291
XL Capital Ltd.	94,100	6,583
		101,360
Machinery & Heavy Equipment — 0.4%
Danaher Corp.	93,100	6,652

Manufacturing — 0.2%
Chemtura Corp.	331,841	3,627

Medical Services & Equipment — 1.5%
Baxter International, Inc.	168,700	8,885
Cardinal Health, Inc.	205,100	14,962
		23,847
Medical Supplies & Equipment — 0.3%
Boston Scientific Corp.*	369,100	5,367

Metals & Mining — 0.6%
Newmont Mining Corp.#	173,100	7,268
Teck Cominco Ltd.-Class B	27,884	1,941
		9,209
Oil & Gas — 3.3%
Baker Hughes, Inc.	69,300	4,583
Chevron Corp.	39,580	2,927
CNX Gas Corp.* #	253,900	7,193
Murphy Oil Corp.#	535,100	28,574
Total SA - ADR #	142,500	9,944
		53,221
Paper & Related Products — 1.6%
Bowater, Inc.#	248,000	5,907
International Paper Co.#	562,500	20,475
		26,382
Pharmaceuticals — 3.7%
Merck & Co., Inc.	172,000	7,597
Pfizer, Inc.	786,000	19,854
Roche Holding AG *	47,835	8,464
Wyeth	473,000	23,664
		59,579
Printing & Publishing — 0.4%
New York Times Co.#	301,500	7,088

Retail — 2.3%
CVS/Caremark Corp.	318,100	10,860
Home Depot, Inc.#	586,600	21,552
The TJX Companies, Inc.	197,100	5,314
		37,726
Services - Commercial — 0.3%
ServiceMaster Co.#	324,300	4,991

Telecommunications — 3.1%
AT&T, Inc.	697,375	27,497
Sprint Nextel Corp.#	806,800	15,297

	Number	Value
	of Shares	(000)†

Telecommunications — (continued)
Verizon Communications, Inc.#	201,500	7,641
		50,435
Telecommunications - Wireless — 0.5%
Motorola, Inc.#	476,700	8,423

Transportation& Related Services — 0.4%
Southwest Airlines Co.	419,100	6,161

TOTAL COMMON STOCKS (Cost $730,487)		878,642

	Par
	(000)
CORPORATE BONDS — 9.7%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc. CONV
3.000%, 08/15/24	$1,057	1,359

Apartments — 0.3%
United Dominion Realty Trust, Inc. 144A @ CONV ^
4.000%, 12/15/35	4,165	4,769

Broadcast/Media — 1.2%
CSC Holdings, Inc.
7.250%, 07/15/08	1,450	1,470
Liberty Media LLC CONV
3.500%, 01/15/31	6,206	5,032
Liberty Media Holding Corp. CONV
3.250%, 03/15/31	16,175	13,526
		20,028
Computers & Office Equipment — 0.3%
Xerox Corp.
9.750%, 01/15/09	4,355	4,670

Diversified Operations — 0.3%
Tyco International Ltd. CONV
3.125%, 01/15/23	3,503	5,149

Energy Resources & Services — 0.8%
Peabody Energy Corp. CONV
4.750%, 12/15/36	11,463	11,334
Teco Energy, Inc.
7.000%, 05/01/12	1,675	1,767
		13,101
Food & Beverages — 0.6%
General Mills, Inc. CONV
14.710%, 10/28/22+	13,643	10,318

Healthcare — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	5,003	4,722

Insurance — 0.3%
USF&G Corp. CONV
6.088%, 03/03/09+	4,784	4,407

Medical Services & Equipment — 1.3%
Amgen, Inc. CONV
0.375%, 02/01/13 144A@^	9,453	8,508
0.375%, 02/01/13	5,254	4,729
Beckman Coulter, Inc. 144A@ CONV ^
2.500%, 12/15/36	2,388	2,513

	Par	Value
	(000)	(000)†

Medical Services & Equipment — (continued)
Invitrogen Corp. CONV
3.250%, 06/15/25	4,674	4,610
		20,360

Oil & Gas — 1.2%
Oil States International, Inc.# CONV
2.375%, 07/01/25	2,767	3,424
Schlumberger Ltd. CONV
1.500%, 06/01/23	2,934	5,630
2.125%, 06/01/23	4,326	7,625
Williams Cos, Inc.
8.125%, 03/15/12	2,800	3,045
		19,724
Pharmaceuticals — 0.5%
Omnicare Inc. CONV
3.250%, 12/15/35	3,700	3,242
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	5,985	5,454
		8,696
Retail — 0.3%
Amazon.com, Inc. CONV
4.750%, 02/01/09	4,892	4,855

Telecommunications — 2.2%
American Tower Corp.
7.500%, 05/01/12	75	78
7.125%, 10/15/12	75	77
Crown Castle International Corp. CONV
4.000%, 07/15/10	1,580	4,687
Lucent Technologies, Inc. CONV
2.750%, 06/15/23	2,700	2,693
2.875%, 06/15/25	13,636	14,045
Nextel Communications, Inc.
7.375%, 08/01/15	13,750	14,222
		35,802
TOTAL CORPORATE BONDS (Cost $148,264)		157,960

	Number
	of Shares
PREFERRED STOCKS — 3.3%
Chemical & Fertilizer — 0.2%
Hercules, Inc.*	4,083	3,552

Consumer Products — 0.9%
Newell Financial Trust I	299,300	14,628

Containers — 0.1%
Owens-Illinois, Inc.*	48,400	1,854

Energy Resources & Services — 0.2%
NRG Energy, Inc.*	1,300	2,476

Finance — 1.1%
Affiliated Managers Group, Inc.* 144A@^	150,000	8,194
E*TRADE Financial Corp.	111,100	3,101
Federal National Mortgage Association #	70	7,021
		18,316
Insurance — 0.7%
Aspen Insurance Holdings, Ltd.	94,900	5,124
Genworth Financial, Inc.#	156,000	5,819
		10,943

	Number	Value
	of Shares	(000)†

Telecommunications — 0.1%
IPC Holdings Ltd.	39,600	1,078
TOTAL PREFERRED STOCKS (Cost $43,413)		52,847

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Paper & Related Products — 0.2%
Potlatch Holding Corp.	74,321	3,402

(Cost $1,609)

SHORT-TERM INVESTMENTS — 15.8%
T. Rowe Price Reserve Investment Fund	255,263,417	255,263

(Cost $255,263)

	Par
	(000)
U.S. TREASURY NOTES —1.5%
U.S. Treasury Note
4.875%, 05/31/08	$11,815	11,821
4.875%, 05/15/09#	11,815	11,879

TOTAL U.S. TREASURY NOTES (Cost $23,606)		23,700

SECURITIES LENDING COLLATERAL —15.2%
Barclays Time Deposit
5.370%, 04/02/07	5,029	5,029
Bear Stearns Commercial Paper
5.487%, 04/02/07	10,944	10,944
Bear Stearns Variable Rate Commercial Paper
5.497%, 04/02/07	6,509	6,509
5.507%, 04/02/07	4,009	4,009
CIBC Time Deposit
5.343%, 04/02/07	7,152	7,152
Citigroup Variable Rate Master Note
5.507%, 04/02/07	2,325	2,325
Cullinan Financial Corp.
5.290%, 04/22/07	4,710	4,710
Institutional Money Market Trust
5.328%, 04/02/07	178,925	178,925
Morgan Stanley Floating Rate Commercial Paper
5.497%, 04/02/2007	4,710	4,710
Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/2007	12,898	12,898
National Bank of Canada Time Deposit
5.420%, 04/02/07	5,029	5,029
Tango Finance Corp. Floating Rate Note
5.29%, 04/30/07	4,769	4,769

TOTAL SECURITIES LENDING COLLATERAL (Cost $247,009)		247,009

TOTAL INVESTMENTS — 100.0% (Cost $1,449,651)(a)		$1,618,823

† See Security Valuation Note.

* Non-Income Producing Security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

CONV-Convertible Bonds

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at March 31, 2007 is $23,983,000.

@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2007, the cost for Federal income tax purposes was $1,449,996,707. Net unrealized appreciation was $168,826,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $179,299,625 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $10,472,937.

PENN SERIES GROWTH STOCK FUND

SCHEDULE OF INVESTMENTS — March 31, 2007 (Unaudited)

PENN SERIES GROWTH STOCK FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 80.4%
Aerospace & Defense — 0.3%
General Dynamics Corp.	7,300	$558

Agricultural Products — 0.5%
Monsanto Co.	14,400	791

Banking — 2.8%
Anglo Irish Bank Corp. Plc	55,344	1,183
Erste Bank der oesterreichischen Sparkassen AG	17,265	1,345
Northern Trust Corp.	15,700	944
UniCredito Italiano SpA	124,200	1,182
		4,654
Broadcast/Media — 3.2%
Clear Channel Communications, Inc.	20,600	722
EchoStar Communications Corp.*#	3,700	161
Grupo Televisa S.A. ADR	26,400	787
Harman International Industries, Inc.	9,400	903
Liberty Media Holding Corp. - Capital Series A*	10,430	1,153
Liberty Media Holding Corp. - Interactive A*	27,350	651
Viacom, Inc., Class B*	25,200	1,036
		5,413
Building & Real Estate — 0.5%
Lennar Corp.	21,500	908

Computer - Internet Services & Software — 3.4%
eBay, Inc.*#	38,300	1,270
Google, Inc.*	5,800	2,657
Juniper Networks, Inc.*	50,000	984
Yahoo!, Inc.*#	22,800	713
		5,624
Computer - Network Products & Services — 1.8%
Cisco Systems, Inc.*	71,800	1,833
Intel Corp.#	25,900	495
International Game Technology, Inc.	18,600	751
		3,079
Computer Services & Software — 4.5%
Adobe Systems, Inc.*#	19,100	796
Autodesk, Inc.*	23,500	884
Automatic Data Processing, Inc.	32,700	1,583
Electronic Arts Inc.*	7,200	363
EMC Corp.*	50,900	705
Intuit, Inc.*	18,200	498
Microsoft Corp.#	93,575	2,608
		7,437
Computers & Office Equipment — 0.8%
Apple, Inc.*	9,000	836
Dell, Inc.*	19,000	441
		1,277
Consumer Products — 0.6%
NIKE, Inc.	3,300	351
Reckitt Benckiser Plc	12,500	651
		1,002
Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	20,212	1,277

Distribution Services — 0.2%
Fastenal Co.#	10,300	361

Diversified Operations — 4.0%
General Electric Co.	153,800	5,438
Tyco International Ltd.	40,500	1,278
		6,716

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — 3.9%
Analog Devices, Inc.#	26,700	921
Applied Materials, Inc.	29,200	535
ASML Holding NV*	38,000	941
Hon Hai Precision Industry Co., Ltd.	50,600	665
Marvell Technology Group Ltd.*#	75,900	1,276
Maxim Integrated Products, Inc.	33,500	985
Samsung Electronics Co.	385	230
Xilinx, Inc.	36,100	929
		6,482
Entertainment & Leisure — 0.2%
Carnival Corp.	6,800	319

Finance — 10.2%
American Express Co.	32,900	1,856
Charles Schwab Corp.	55,600	1,017
Citigroup, Inc.	30,400	1,561
Countrywide Financial Corp.	31,400	1,056
E*TRADE Financial Corp.*	59,800	1,269
Franklin Resources, Inc.	12,300	1,486
Legg Mason, Inc.	10,000	942
Morgan Stanley	15,400	1,213
Prudential Financial, Inc.#	15,800	1,426
SLM Corp.	19,300	789
State Street Corp.#	25,800	1,671
UBS AG	45,716	2,716
		17,002
Financial Services — 1.0%
Chicago Mercantile Exchange Holdings, Inc.#	1,100	586
Goldman Sachs Group, Inc.	4,800	992
		1,578
Food & Beverages — 1.4%
InBev NV	9,278	670
PepsiCo, Inc.	18,300	1,163
Sysco Corp.	13,200	447
		2,280
Healthcare — 2.9%
Humana, Inc.*	8,300	482
Medco Health Solutions, Inc.*	24,300	1,762
UnitedHealth Group, Inc.	49,600	2,627
		4,871
Hotels & Gaming — 0.5%
MGM Mirage, Inc.*#	5,300	368
Wynn Resorts, Ltd.#	5,200	493
		861
Hotels & Resorts — 0.5%
Marriott International, Inc.#	15,500	759

Insurance — 3.4%
Aetna, Inc.	22,300	977
American International Group, Inc.#	34,100	2,292
WellPoint, Inc.*#	29,900	2,425
		5,694
Machinery & Heavy Equipment — 1.8%
Danaher Corp.	29,000	2,072
Deere & Co.	4,000	435
Joy Global Inc.#	11,500	493
		3,000
Medical Services & Equipment — 3.5%
Amgen, Inc.*#	30,800	1,721
Celgene Corp.*#	12,000	630
Medtronic, Inc.	35,100	1,722
St. Jude Medical, Inc.*	7,800	293

	Number of	Value
	Shares	(000)†

Medical Services & Equipment — (continued)
Stryker Corp.	14,500	962
Zimmer Holdings, Inc.*#	5,600	478
		5,806
Medical Supplies & Equipment — 0.3%
Sepracor, Inc.*#	11,400	532

Metals & Mining — 0.6%
BHP Billiton, Ltd.	44,295	1,071

Oil & Gas — 5.1%
Baker Hughes, Inc.#	20,700	1,369
EOG Resources, Inc.	11,900	849
Exxon Mobil Corp.	18,000	1,358
Murphy Oil Corp.#	10,600	566
Schlumberger Ltd.	37,800	2,612
Total SA	25,248	1,769
		8,523
Pharmaceuticals — 4.5%
Eli Lilly & Co.	10,700	575
Genentech, Inc.*	19,500	1,601
Gilead Sciences, Inc.*	19,000	1,454
Novartis AG	29,792	1,709
Roche Holding AG	7,517	1,330
Wyeth	17,600	880
		7,549
Retail — 8.4%
Amazon.com, Inc.*#	37,400	1,488
Bed Bath & Beyond, Inc.*	14,200	570
Coach, Inc.*#	7,200	360
CVS/Caremark Corp.	82,879	2,829
Home Depot, Inc.#	10,900	400
Kohl’s Corp.*	24,100	1,846
Lowe’s Cos., Inc.#	25,500	803
PETsMART, Inc.	30,200	995
Target Corp.#	31,000	1,837
Walgreen Co.#	15,000	688
Wal-Mart de Mexico SA de CV ADR	11,200	477
Wal-Mart Stores, Inc.#	27,000	1,268
Whole Foods Market, Inc.	10,200	457
		14,018
Services - Commercial — 1.5%
Accenture Ltd.	64,000	2,467

Telecommunications — 5.9%
AMDOCS Ltd.*	34,600	1,262
America Movil SAB de C.V. ADR Series L	36,800	1,759
American Tower Corp. Class A*	23,000	896
Corning, Inc.*	37,500	853
Crown Castle International Corp.*	40,300	1,295
Qualcomm, Inc.#	20,500	874
Rogers Wireless Communications, Inc.	55,000	1,802
Telefonaktiebolaget LM Ericsson, Class B	298,600	1,099
		9,840
Transportation& Related Services — 1.4%
Expeditors International of Washington, Inc.#	20,100	830
Southwest Airlines Co.	103,100	1,516
		2,346
TOTAL COMMON STOCKS (Cost $114,545)		134,095

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Provident Institutional Funds - TempCash	594,031	594
BlackRock Provident Institutional Funds - TempFund	594,031	594
T. Rowe Price Reserve Investment Fund	1,886,761	1,887

TOTAL SHORT-TERM INVESTMENTS (Cost $3,075)		3,075

	Par
	(000)
SECURITIES LENDING COLLATERAL— 17.8%
Barclays Time Deposit
5.370%, 04/02/07	$666	666
Bear Stearns Variable Rate Commercial Paper
5.507%, 04/02/07	2,684	2,684
CIBC Time Deposit
5.343%, 04/02/07	888	888
Citigroup Variable Rate Master Note
5.507%, 04/02/07	2,505	2,505
Cullinan Finance Corp Variable Rate Note
5.290%, 04/22/07	2,056	2,056
Institutional Money Market Trust
5.328%, 04/02/07	16,561	16,561
Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/07	3,614	3,614
National Bank of Canada Time Deposit
5.420%, 04/02/07	666	666

TOTAL SECURITIES LENDING COLLATERAL (Cost $29,640)		29,640

TOTAL INVESTMENTS — 100.0% (Cost $147,260)(a)		$166,810

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $147,432,032. Net unrealized appreciation was $19,378,065. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,704,617 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,326,552.

	% of Market	Value
	Value	(000)†
COMMON STOCKS
COUNTRY DIVERSIFICATION
United States	86.6%	$116,136
Switzerland	4.3%	5,755
France	1.3%	1,769
Bermuda	0.9%	1,276
Australia	0.8%	1,071
Ireland	0.9%	1,183
Austria	1.0%	1,345
Italy	0.9%	1,182
Sweden	0.8%	1,099
Mexico	0.6%	787
United Kingdom	0.5%	651
Korea	0.2%	230
Netherlands	0.7%	941
Belgium	0.5%	670
	100.0%	$134,095

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

LARGE CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 83.2%
Aerospace & Defense — 2.4%
General Dynamics Corp.	28,600	$2,185
Raytheon Co.	64,400	3,378
Rockwell Collins, Inc.	15,300	1,024
		6,587
Agricultural Products — 1.1%
Archer-Daniels Midland Co.	21,900	804
Monsanto Co.	42,700	2,347
		3,151
Automobiles & Related — 0.5%
Hertz Global Holdings, Inc.*	54,269	1,286

Banking — 5.0%
Bank of America Corp.	43,640	2,226
Bank of New York Co., Inc.	94,580	3,835
Fifth Third Bancorp #	16,700	646
M&T Bank Corp.	1,000	116
Marshall & Ilsley Corp. #	31,200	1,445
Regions Financial Corp.	30,000	1,061
SunTrust Banks, Inc. #	13,400	1,113
U.S. Bancorp #	45,000	1,574
Wachovia Corp.	23,500	1,294
Zions Bancorporation	6,700	566
		13,876
Broadcast/Media — 2.4%
Comcast Corp.*	137,100	3,492
Liberty Media Holding Corp. - Capital Series A*	2,700	299
News Corp.-Class B	39,700	971
Time Warner, Inc. #	91,300	1,800
		6,562
Chemicals — 0.5%
Praxair, Inc.	21,400	1,347

Computer - Internet Services & Software — 0.5%
YAHOO! Inc. *#	47,600	1,489

Computer - Network Products & Services — 1.1%
Cisco Systems, Inc.*	24,900	636
Sun Microsystems, Inc.*#	404,900	2,433
		3,069
Computer Services & Software — 0.4%
Automatic Data Processing, Inc.	24,697	1,195

Computers & Office Equipment — 1.5%
Hewlett-Packard Co. #	54,200	2,176
International Business Machines Corp. #	17,000	1,602
Pitney Bowes, Inc.	10,100	458
		4,236
Consumer Products — 0.4%
Clorox Co.	16,300	1,038

Cosmetics & Toiletries — 4.1%
Kimberly-Clark Corp.	22,157	1,518
Procter & Gamble Co.	153,663	9,705
		11,223
Diversified Manufacturing Operations —0.0%
Cooper Industires, Ltd-Class A	2,600	117

Diversified Operations — 3.0%
Eaton Corp.	2,844	238
General Electric Co.	193,700	6,849
Illinois Tool Works, Inc.#	23,800	1,228
		8,315

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — 0.7%
Microchip Technology, Inc.	30,598	1,087
Texas Instruments, Inc. #	27,000	813
		1,900
Energy Products & Services — 0.2%
Halliburton Co.	18,300	581

Energy Resources & Services — 6.1%
Ameren Corp. #	15,800	795
Consolidated Edison, Inc. #	15,900	812
Dominion Resources, Inc.	29,200	2,592
Emerson Electric Co.	53,400	2,301
FPL Group, Inc.	36,843	2,254
PG&E Corp. #	67,400	3,253
PPL Corp.	52,400	2,143
Progress Energy, Inc. #	27,800	1,402
Southern Co. #	34,617	1,269
		16,821
Finance — 7.0%
American Express Co.	16,100	908
Citigroup, Inc.	197,547	10,142
Federal National Mortgage Association	65,100	3,553
Freddie Mac	12,564	748
JP Morgan Chase & Co.	82,200	3,977
		19,328
Financial Services — 1.5%
Charles Schwab Corp.	27,100	496
MBIA, Inc.	13,700	897
Mellon Financial Corp.	65,200	2,813
		4,206
Food & Beverages — 6.7%
Anheuser-Busch Co., Inc.	36,110	1,822
Campbell Soup Co.	71,400	2,781
Coca-Cola Co.	57,200	2,746
Coca-Cola Enterprises, Inc.	93,721	1,898
Diageo Plc ADR	20,702	1,676
Kraft Foods, Inc. #	173,100	5,480
PepsiCo, Inc.	32,300	2,053
		18,456
Healthcare — 0.2%
Medco Health Solutions, Inc.*	8,000	580

Insurance — 3.5%
American International Group, Inc. #	79,310	5,331
Aon Corp.	12,500	475
Hartford Financial Services Group, Inc.	1,800	172
Lincoln National Corp.	14,500	983
MetLife, Inc. #	11,600	733
WellPoint, Inc. *	25,900	2,100
		9,794
Machinery & Heavy Equipment — 0.3%
Caterpillar, Inc.	13,700	918

Medical Services & Equipment — 1.7%
Amgen, Inc. *	9,200	514
Baxter International, Inc.	79,794	4,203
		4,717
Medical Supplies & Equipment — 2.3%
AstraZeneca PLC-ADR	6,100	327
Boston Scientific Corp.*	202,900	2,950
Sanofi-Aventis ADR #	70,000	3,046
		6,323

	Number of	Value
	Shares	(000)†

Metals & Mining — 2.6%
Barrick Gold Corp.	96,100	2,744
BHP Billiton Ltd ADR	8,100	392
Freeport-McMoRan Copper & Gold - Common	28,900	1,913
Newmont Mining Corp. #	51,900	2,179
		7,228
Oil & Gas — 6.7%
Devon Energy Corp.	16,700	1,156
El Paso Energy Corp. #	92,600	1,340
EOG Resources, Inc.	3,000	214
Exxon Mobil Corp.	161,300	12,170
Schlumberger Ltd.	31,100	2,149
Smith International, Inc. #	13,000	625
Spectra Energy Corp.	36,100	948
		18,602
Paper & Related Products — 1.1%
International Paper Co. #	83,980	3,057

Pharmaceuticals — 6.9%
Abbott Laboratories	69,700	3,889
Bristol-Myers Squibb Co.	51,600	1,433
Eli Lilly & Co.	8,700	467
Novartis AG - ADR #	79,200	4,327
Teva Pharmaceutical Industries Ltd. ADR	99,500	3,724
Wyeth	103,700	5,188
		19,028
Retail — 4.7%
Costco Wholesale Corp.	10,000	538
Federated Department Stores, Inc.	30,400	1,369
J Crew Group, Inc. *#	33,500	1,346
Kohl’s Corp. *	6,200	475
Kroger Co.	174,000	4,916
SUPERVALU, Inc.	32,405	1,266
Wal-Mart Stores, Inc. #	63,400	2,977
		12,887
Retail Stores-Drug — 1.7%
CVS/Caremark Corp.	133,700	4,565

Services - Commercial — 1.3%
IAC/InterActiveCorp.*#	98,900	3,730

Telecommunications — 3.9%
AT&T, Inc.	251,297	9,908
Verizon Communications, Inc. #	22,300	846
		10,754
Telecommunications - Wireless — 0.6%
QUALCOMM, Inc.#	37,200	1,587

Waste Management — 0.6%
Waste Management, Inc.	50,772	1,747

TOTAL COMMON STOCKS (Cost $197,904)		230,300

	Par
	(000)
SECURITIES LENDING COLLATERAL— 16.8%
Barclays Time Deposit
5.370%, 04/02/07	$1,244	1,244
Bear Stearns Commercial Paper
5.487%, 04/02/07	673	673

	Par	Value
	(000)	(000)†

Bear Stearns Variable Rate Commercial Paper
5.497%, 04/02/07	370	370
5.507%, 04/02/07	2,287	2,287
CIBC Time Deposit
5.343%, 04/02/07	1,147	1,147
Citigroup Variable Rate Master Note
5.507%, 04/02/07	191	191
Cullinan Finance Corp Variable Rate Note
5.290%, 04/22/07	1,383	1,383
Institutional Money Market Trust
5.328%, 04/02/07	32,173	32,173
Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/07	5,682	5,682
National Bank of Canada Time Deposit
5.420%, 04/02/07	1,244	1,244

TOTAL SECURITIES LENDING COLLATERAL (Cost $46,394)		46,394

TOTAL INVESTMENTS — 100.0% (Cost $244,298)(a)		$276,694

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $244,929,601. Net unrealized appreciation was $31,764,299. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,239,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,474,716.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007 (Unaudited)

LARGE CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 75.6%
Advertising — 1.7%
Omnicom Group, Inc.	6,000	$614

Aerospace & Defense — 1.8%
Boeing Co.	7,660	681

Automobiles & Related — 1.6%
Rockwell Automation, Inc.#	9,760	584

Banking — 1.7%
Wachovia Corp.	11,320	623

Chemicals — 2.9%
Ecolab, Inc.	7,950	342
Praxair, Inc.	11,530	726
		1,068
Computer Services & Software — 6.5%
Electronic Arts, Inc.*	20,385	1,027
EMC Corp.*	32,050	444
Microsoft Corp.#	33,560	935
		2,406
Computers & Office Equipment — 1.5%
Dell, Inc.*#	24,460	568

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	11,140	704

Diversified Operations — 5.7%
General Electric Co.	31,590	1,117
Illinois Tool Works, Inc.#	19,360	999
		2,116
Electronic Components & Semiconductors — 4.4%
Linear Technology Corp.	17,265	546
Texas Instruments, Inc.#	35,490	1,068
		1,614
Finance — 9.2%
CIT Group, Inc.#	11,700	619
Merrill Lynch & Co., Inc.#	9,130	746
SLM Corp.#	21,680	887
State Street Corp.#	10,570	685
T. Rowe Price Group, Inc.	9,500	448
		3,385
Food & Beverages — 2.0%
Sysco Corp.	22,030	745

Instruments - Controls — 2.4%
Johnson Controls, Inc.#	9,200	871

Insurance — 4.3%
AFLAC, Inc.	14,990	705
American International Group, Inc.#	13,100	881
		1,586
Medical Services & Equipment — 2.9%
Amgen, Inc.*	9,920	554
Medtronic, Inc.	10,940	537
		1,091
Oil & Gas — 1.5%
Exxon Mobil Corp.	7,600	573

Pharmaceuticals — 8.2%
Alcon, Inc.	5,610	740
Express Scripts, Inc.*	11,865	958
Gilead Sciences, Inc.*	12,410	949

	Number of	Value
	Shares	(000)†

Pharmaceuticals — (continued)
Pfizer, Inc.	15,050	380
		3,027
Restaurants — 2.1%
Starbucks Corp.*#	24,910	781

Retail — 7.2%
Kohl’s Corp.*#	11,810	905
The TJX Companies, Inc.	25,750	694
Walgreen Co.#	23,000	1,055
		2,654
Services - Commercial — 1.4%
Cintas Corp.	14,270	515

Telecommunications — 1.5%
Qualcomm, Inc.#	12,610	538

Transportation& Related Services — 3.2%
Carnival Corp.	15,130	709
Southwest Airlines Co.	32,390	476
		1,185

TOTAL COMMON STOCKS (Cost $25,837)		27,929

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Provident Institutional Funds - TempCash	335,496	335
BlackRock Provident Institutional Funds - TempFund	335,495	335

TOTAL SHORT-TERM INVESTMENTS (Cost $670)		670

	Par
	(000)
SECURITIES LENDING COLLATERAL— 22.6%
Barclays Time Deposit
5.370%, 04/02/07	$170	170
Bear StearnsCommercial Paper
5.487%, 04/02/07	308	308
Bear Stearns Variable Rate Commercial Paper
5.497%, 04/02/07	702	702
Citigroup Variable Rate Master Note
5.507%, 04/02/07	199	199
CIBC Time Deposit
5.343%, 04/02/07	317	317
Cullinan Finance Corp Variable Rate Note
5.290%, 04/22/07	602	602
Institutional Money Market Trust
5.328%, 04/02/07	4,066	4,066
Morgan Stanley Floating Rate Commercial Paper
5.497%, 04/02/07	1,026	1,026
Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/07	811	811
National Bank of Canada Time Deposit
5.420%, 04/02/07	170	170

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,371)		8,371

TOTAL INVESTMENTS — 100.0% (Cost $34,878)(a)		$36,970

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2007, the cost for Federal income tax purposes was $34,896,639.  Net unrealized appreciation was $2,073,791.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,929,072 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $855,281.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007 (Unaudited)

THE INDEX 500 FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 80.1%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*	9,119	$112
Monster Worldwide, Inc.*	2,499	118
Omnicom Group, Inc.	3,251	333
		563
Aerospace & Defense — 1.7%
Boeing Co.	15,355	1,365
General Dynamics Corp.	7,893	603
Lockheed Martin Corp.	6,904	670
Northrop Grumman Corp.	6,814	506
Raytheon Co.	8,681	455
Rockwell Collins, Inc.	3,273	219
United Technologies Corp.	19,373	1,259
		5,077
Agricultural Products — 0.3%
Archer-Daniels Midland Co.	12,699	466
Monsanto Co.	10,574	581
		1,047
Automobiles & Related — 0.6%
Ford Motor Co. #	36,820	290
General Motors Corp.#	11,004	337
Genuine Parts Co.	3,317	163
Goodrich Corp.	2,439	126
Goodyear Tire & Rubber Co.* #	3,507	109
Harley-Davidson, Inc.	5,010	294
PACCAR, Inc.#	4,830	355
Rockwell Automation, Inc.#	3,223	193
		1,867
Banking — 4.5%
Bank of America Corp.	87,012	4,439
Bank of New York Co., Inc.	14,707	596
BB&T Corp.	10,544	433
Comerica, Inc.	3,067	181
Commerce Bancorp, Inc.#	3,648	122
Compass Bancshares, Inc.	2,535	174
Fifth Third Bancorp #	10,822	419
First Horizon National Corp.#	2,438	101
Hudson City Bancorp, Inc.#	9,628	132
Huntington Bancshares, Inc.	4,581	100
KeyCorp	7,702	289
M&T Bank Corp.	1,494	173
Marshall & Ilsley Corp.#	4,975	230
Mellon Financial Corp.	8,093	349
National City Corp.#	11,527	429
Northern Trust Corp.	3,669	221
PNC Financial Services Group, Inc.	6,734	485
Regions Financial Corp.	14,236	504
Sovereign Bancorp, Inc.	7,025	179
SunTrust Banks, Inc.#	6,911	574
U.S. Bancorp #	34,460	1,205
Wachovia Corp.	37,077	2,041
Zions Bancorp	2,140	181
		13,557
Broadcast/Media — 2.1%
CBS Corp Class B	14,359	439
Clear Channel Communications, Inc.	9,653	338
Comcast Corp.* #	60,509	1,570
Gannett Co., Inc.	4,568	257
Harman International Industries, Inc.	1,274	123
McGraw-Hill Cos., Inc.	6,905	434
Meredith Corp.	757	44
News Corp.-Class A	45,647	1,055
Time Warner, Inc.#	74,235	1,464

	Number of	Value
	Shares	(000)†

Broadcast/Media — (continued)
Viacom, Inc., Class B*	13,466	554
		6,278
Building & Real Estate — 0.2%
CB Richard Ellis Group, Inc. - Class A *	3,634	124
D.R. Horton, Inc.#	5,311	117
KB Home	1,495	64
Lennar Corp.	2,683	113
Pulte Homes, Inc.	4,134	109
		527
Building Products & Supplies — 0.2%
American Standard Cos., Inc.	3,399	180
Centex Corp.	2,323	97
Masco Corp.#	7,618	209
Vulcan Materials Co.	1,848	215
		701
Cable Operators — 0.1%
The DIRECTV Group, Inc.*	15,071	348

Chemicals — 1.1%
Air Products & Chemicals, Inc.#	4,211	312
Dow Chemical Co.	18,661	856
Du Pont (E.I.) De Nemours and Co.#	17,979	889
Eastman Chemical Co.	1,627	103
Ecolab, Inc.	3,462	149
Hercules, Inc.*	2,265	44
Pall Corp.	2,393	91
PPG Industries, Inc.	3,190	224
Praxair, Inc.	6,233	392
Rohm & Haas Co.	2,769	143
Sigma-Aldrich Corp.	2,569	107
		3,310
Computer - Internet Services & Software — 1.3%
eBay, Inc.* #	22,106	733
Google, Inc.*	4,234	1,940
Juniper Networks, Inc.*	11,074	218
Symantec Corp.*	17,988	311
Yahoo!, Inc.* #	23,753	743
		3,945
Computer - Network Products & Services — 2.0%
Cisco Systems, Inc.*	117,514	3,000
Intel Corp.#	112,202	2,146
International Game Technology, Inc.	6,581	266
Network Appliance, Inc.*	7,219	264
Sun Microsystems, Inc.* #	70,055	421
VeriSign, Inc.*	4,769	120
		6,217
Computer Services & Software — 3.4%
Adobe Systems, Inc.*	11,448	477
Affiliated Computer Services, Inc.*	1,924	113
Autodesk, Inc.*	4,507	169
Automatic Data Processing, Inc.	10,706	518
BMC Software, Inc.*	3,968	122
CA Inc.	8,002	207
Citrix Systems, Inc.*	3,513	113
Cognizant Technology Solutions, Inc.*	2,776	245
Computer Sciences Corp.*	3,370	176
Compuware Corp.*	6,308	60
Electronic Arts, Inc.* #	6,032	304
Electronic Data Systems Corp.#	10,008	277
EMC Corp.*	41,015	568
First Data Corp.	14,650	394
Intuit, Inc.*	6,664	182

	Number of	Value
	Shares	(000)†

Computer Services & Software —(continued)
Lexmark International, Inc.* #	1,867	109
Microsoft Corp.#	167,655	4,673
NCR Corp.*	3,482	166
Novell, Inc.*	6,595	48
Oracle Corp.*	77,634	1,408
Sabre Group Holdings Corp.	2,603	85
Unisys Corp.*	6,717	57
		10,471
Computers & Office Equipment — 2.5%
Apple, Inc.*	16,768	1,558
Dell, Inc.*	44,196	1,026
Hewlett-Packard Co.#	52,072	2,090
International Business Machines Corp.#	29,291	2,761
Xerox Corp.*	18,463	312
		7,747
Consumer Products — 1.8%
Altria Group, Inc.	40,829	3,585
Brunswick Corp.	1,765	56
Clorox Co.	2,942	187
Fortune Brands, Inc.#	2,966	234
Hasbro, Inc.#	3,129	90
Mattel, Inc.	7,649	211
Newell Rubbermaid, Inc.	5,400	168
NIKE, Inc.	3,677	391
Reynolds American, Inc.#	3,335	208
UST, Inc.	3,125	181
V.F. Corp.	1,751	145
Whirlpool Corp.	1,531	130
		5,586
Containers — 0.1%
Ball Corp.	2,005	92
Bemis Co., Inc.	2,034	68
Pactiv Corp.*	2,585	87
		247
Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	8,581	320
Colgate-Palmolive Co.	9,988	667
Estee Lauder Cos., Inc.	2,262	111
Kimberly-Clark Corp.	8,880	608
Procter & Gamble Co.	61,390	3,877
		5,583
Diversified Operations — 3.8%
3M Co.	14,278	1,091
Ashland Inc.	1,084	71
Eaton Corp.	2,844	238
General Electric Co.	200,067	7,074
Honeywell International, Inc.	15,563	717
Illinois Tool Works, Inc.#	8,045	415
International Flavors & Fragrances, Inc.	1,519	72
ITT Corp.#	3,536	213
Leggett & Platt, Inc.#	3,451	78
Patterson Companies, Inc.*	2,707	96
Textron, Inc.	2,437	219
Tyco International Ltd.	38,468	1,214
		11,498
Education — 0.0%
Apollo Group, Inc.*	2,722	119

Electric - Integrated — 0.1%
Allegheny Energy, Inc.*	3,199	157
Integrys Energy Group, Inc.	1,462	81
		238

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — 1.5%
Advanced Micro Devices, Inc.* #	10,796	141
Agilent Technologies, Inc.*	7,853	265
Altera Corp.#	6,936	139
Analog Devices, Inc.#	6,492	224
Applied Materials, Inc.#	27,177	498
Broadcom Corp.*	9,174	294
Cooper Industries Ltd.	3,550	160
Jabil Circuit, Inc.	3,593	77
KLA-Tencor Corp.#	3,885	207
Linear Technology Corp.	5,823	184
LSI Logic Corp.* #	14,984	157
Maxim Integrated Products, Inc.	6,239	183
Micron Technology, Inc.*	14,685	177
Molex, Inc.	2,758	78
National Semiconductor Corp.	5,518	133
Novellus Systems, Inc.* #	2,446	78
NVIDIA Corp.*	6,917	199
PMC-Sierra, Inc.* #	4,132	29
QLogic Corp.*	3,094	53
SanDisk Corp.*	4,423	194
Sanmina-SCI Corp.*	10,312	37
Solectron Corp.*	17,588	55
Tektronix, Inc.	1,589	45
Teradyne, Inc.* #	3,692	61
Texas Instruments, Inc.#	28,083	845
Xilinx, Inc.	6,456	166
		4,679
Energy Resources & Services — 3.2%
AES Corp.*	12,922	278
Ameren Corp.#	4,019	202
American Electric Power Co., Inc.	7,717	376
Centerpoint Energy, Inc.	6,227	112
CMS Energy Corp.#	4,343	77
CONSOL Energy, Inc.	3,551	139
Consolidated Edison, Inc.#	5,012	256
Constellation Energy Group	3,515	306
Dominion Resources, Inc.	6,789	603
DTE Energy Co.#	3,446	165
Duke Energy Corp.#	24,458	496
Dynegy Inc., Class A *	7,365	68
Edison International	6,338	311
Emerson Electric Co.	15,523	669
Entergy Corp.	3,858	405
Exelon Corp.	13,038	896
FirstEnergy Corp.#	6,210	411
FPL Group, Inc.	7,891	483
KeySpan Corp.	3,416	141
NiSource, Inc.	5,328	130
Peabody Energy Corp.	5,149	207
PG&E Corp.#	6,825	330
Pinnacle West Capital Corp.	1,945	94
PPL Corp.	7,492	306
Progress Energy, Inc.#	5,002	252
Public Service Enterprise Group, Inc.#	4,917	408
Questar Corp.	1,672	149
Southern Co.#	14,564	534
Teco Energy, Inc.	4,077	70
TXU Corp.	8,934	573
Xcel Energy, Inc.	7,933	196
		9,643

	Number of	Value
	Shares	(000)†

Entertaiinment & Leisure — 0.7%
Carnival Corp.	8,607	404
Harrah’s Entertainment, Inc.	3,626	306
The Walt Disney Co.#	39,853	1,372
		2,082
Fiber Optics — 0.0%
JDS Uniphase Corp.*	4,108	63

Finance — 8.6%
Ambac Financial Group, Inc.#	1,991	172
American Express Co.	23,198	1,308
Ameriprise Financial, Inc.	4,653	266
Bear Stearns Cos., Inc.#	2,330	350
Capital One Financial Corp.	7,988	603
Charles Schwab Corp.	19,982	365
CIT Group, Inc.#	3,764	199
Citigroup, Inc.	95,382	4,897
Countrywide Financial Corp.	11,475	386
E*TRADE Financial Corp.*	8,310	176
Equifax, Inc.#	2,429	89
Federal National Mortgage Association #	18,831	1,028
Federated Investors, Inc.	1,732	64
Fidelity National Information Services, Inc.	3,167	144
Franklin Resources, Inc.	3,257	394
Freddie Mac	13,482	802
Goldman Sachs Group, Inc.	8,003	1,654
H&R Block, Inc.#	6,270	132
Janus Capital Group, Inc.	3,691	77
JP Morgan Chase & Co.	67,577	3,269
Legg Mason, Inc.	2,558	241
Lehman Brothers Holdings, Inc.	10,235	717
MBIA, Inc.	2,621	172
Merrill Lynch & Co., Inc.	17,205	1,405
Moody’s Corp.#	4,551	282
Morgan Stanley	20,712	1,631
Paychex, Inc.#	6,599	250
Prudential Financial, Inc.#	9,124	824
SLM Corp.	7,986	327
State Street Corp.#	6,495	421
Synovus Financial Corp.	6,354	205
T. Rowe Price Group, Inc.	5,161	244
Washington Mutual, Inc.#	17,296	698
Wells Fargo Co.#	65,733	2,263
		26,055
Financial Services — 0.2%
Chicago Mercantile Exchange Holdings, Inc.#	678	361
Western Union Co.	15,019	330
		691
Food & Beverages — 2.6%
Anheuser-Busch Co., Inc.	14,842	749
Brown-Forman Corp.	1,533	101
Campbell Soup Co.	4,249	165
Coca-Cola Co.	39,189	1,881
Coca-Cola Enterprises, Inc.	5,414	110
ConAgra Foods, Inc.	9,828	245
Constellation Brands, Inc.* #	4,104	87
Dean Foods Co.	2,508	117
General Mills, Inc.	6,715	391
Heinz (H.J.) Co.	6,320	298
Kellogg Co.	4,877	251
Kraft Foods, Inc.	3,651	116
McCormick & Co., Inc.	2,532	97
Molson Coors Brewing Co.	913	86

	Number of	Value
	Shares	(000)†

Food & Beverages — (continued)
PepsiCo, Inc.	31,864	2,025
Sara Lee Corp.	14,270	241
Sysco Corp.	12,004	406
The Hershey Co.#	3,367	184
The Pepsi Bottling Group, Inc.	2,557	82
Tyson Foods, Inc.	4,908	95
Wm. Wrigley Jr., Co.	4,244	216
		7,943
Forest Products — 0.1%
Plum Creek Timber Co.	3,449	136

Healthcare — 0.9%
Coventry Health Care, Inc.*	3,102	174
Humana, Inc.*	3,243	188
IMS Health, Inc.	3,796	113
McKesson Corp.	5,747	336
Medco Health Solutions, Inc.*	5,604	406
Tenet Healthcare Corp.*	9,175	59
UnitedHealth Group, Inc.	26,349	1,396
		2,672
Hotels & Resorts — 0.2%
Hilton Hotels Corp.	7,567	272
Marriott International, Inc.#	6,415	314
Wyndham Worldwide Corp.*	3,675	126
		712
Human Resources — 0.0%
Robert Half International, Inc.	3,268	121

Instruments - Controls — 0.4%
Johnson Controls, Inc.	3,822	362
Millipore Corp.* #	1,049	76
Parker Hannifin Corp.	2,252	194
PerkinElmer, Inc.	2,370	57
Thermo Fisher Scientific, Inc.*	8,172	382
Waters Corp.*	1,975	115
		1,186
Insurance — 4.1%
ACE Ltd.	6,356	363
Aetna, Inc.	10,047	440
AFLAC, Inc.	9,569	450
American International Group, Inc.	50,616	3,402
Aon Corp.#	5,805	220
Chubb Corp.	7,949	411
CIGNA Corp.	1,896	271
Cincinnati Financial Corp.	3,362	143
Genworth Financial, Inc.	8,575	300
Hartford Financial Services Group, Inc.	6,230	595
Lincoln National Corp.	5,385	365
Loews Corp.	8,776	399
Marsh & McLennan Cos., Inc.#	10,754	315
MetLife, Inc.#	14,643	925
MGIC Investment Corp.#	1,615	95
Principal Financial Group, Inc.	5,211	312
Progressive Corp.	14,484	316
SAFECO Corp.	2,053	136
The Allstate Corp.	12,038	723
The Travelers Companies, Inc.	13,144	680
Torchmark Corp.	1,906	125
Unum Group #	6,666	154
WellPoint, Inc.* #	11,915	966
XL Capital Ltd	3,522	246
		12,352

	Number of	Value
	Shares	(000)†

Machinery & Heavy Equipment — 0.9%
Black & Decker Corp.	1,276	104
Caterpillar, Inc.	12,564	842
Cummins, Inc.	1,013	147
Danaher Corp.	4,630	331
Deere & Co.	4,413	480
Dover Corp.	3,982	194
Ingersoll-Rand Co.#	5,988	260
Snap-On, Inc.	1,145	55
Stanley Works	1,611	89
Terex Corp.*	1,996	143
		2,645
Medical Products — 0.0%
Varian Medical Systems, Inc.*	2,499	119

Medical Services — 0.0%
Manor Care, Inc.	1,417	77

Medical Services & Equipment — 2.1%
Amgen, Inc.*	22,713	1,269
Bausch & Lomb, Inc.	1,057	54
Baxter International, Inc.	12,642	666
Becton, Dickinson & Co.	4,758	366
Biomet, Inc.	4,765	202
C.R. Bard, Inc.	2,009	160
Cardinal Health, Inc.	7,788	568
Celgene Corp.* #	7,345	385
Genzyme Corp.*	5,125	308
Laboratory Corp. of America Holdings * #	2,381	173
Medtronic, Inc.	22,404	1,099
Quest Diagnostics, Inc.#	3,089	154
St. Jude Medical, Inc.*	6,697	252
Stryker Corp.	5,801	385
Zimmer Holdings, Inc.*	4,614	394
		6,435
Medical Supplies & Equipment — 0.1%
Boston Scientific Corp.*	23,041	335

Metal Components & Products — 0.5%
Alcoa, Inc.	16,917	573
Allegheny Technologies, Inc.#	1,984	212
Nucor Corp.	5,858	381
United States Steel Corp.	2,305	229
		1,395
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	7,293	483
Newmont Mining Corp.#	8,773	368
		851
Office Equipment & Services — 0.1%
Pitney Bowes, Inc.	4,286	195

Office Supplies — 0.0%
Avery Dennison Corp.	1,782	115

Oil & Gas — 8.2%
Anadarko Petroleum Corp.	9,009	387
Apache Corp.	6,439	455
Baker Hughes, Inc.	6,230	412
BJ Services Co.	5,705	159
Chesapeake Energy Corp.#	7,966	246
Chevron Corp.	41,981	3,105
ConocoPhillips	31,987	2,186
Devon Energy Corp.	8,647	598

	Number of	Value
	Shares	(000)†

Oil & Gas — (continued)
El Paso Energy Corp.#	13,586	197
ENSCO International, Inc.#	2,935	160
EOG Resources, Inc.	4,747	339
Exxon Mobil Corp.	110,770	8,358
Halliburton Co.#	19,439	617
Hess Corp.	5,256	292
Kinder Morgan, Inc.	2,088	222
Marathon Oil Corp.	6,729	665
Murphy Oil Corp.#	3,650	195
Nabors Industries Ltd.* #	5,418	161
National-Oilwell Varco, Inc.*	3,420	266
NICOR, Inc.#	873	42
Noble Corp.	2,616	206
Occidental Petroleum Corp.	16,305	804
Rowan Cos., Inc.	2,149	70
Schlumberger Ltd.	22,929	1,584
Sempra Energy	5,115	312
Smith International, Inc.#	3,879	186
Spectra Energy Corp.	12,215	321
Sunoco, Inc.#	2,360	166
Transocean, Inc.*	5,699	466
Valero Energy Corp.	11,753	758
Weatherford International, Ltd.*	6,579	297
Williams Cos., Inc.	11,631	331
XTO Energy, Inc.	7,158	392
		24,955
Paper & Related Products — 0.3%
International Paper Co.#	8,805	321
MeadWestvaco Corp.	3,549	109
Sealed Air Corp.	3,138	99
Temple-Inland, Inc.	2,045	122
Weyerhaeuser Co.	4,109	307
		958
Pharmaceuticals — 5.7%
Abbott Laboratories	30,021	1,675
Allergan, Inc.#	2,991	331
AmerisourceBergen Corp.	3,686	194
Applera Corp. - Applied Biosystems Group	3,571	106
Barr Pharmaceuticals, Inc.*	2,074	96
Biogen Idec, Inc.*	6,662	296
Bristol-Myers Squibb Co.	39,290	1,091
Eli Lilly & Co.	19,195	1,031
Express Scripts, Inc.*	2,638	213
Forest Laboratories, Inc.* #	6,184	318
Gilead Sciences, Inc.*	9,040	692
Hospira, Inc.*	3,034	124
Johnson & Johnson	56,306	3,393
King Pharmaceuticals, Inc.*	4,731	93
MedImmune, Inc.*	4,625	168
Merck & Co., Inc.	42,150	1,862
Mylan Laboratories, Inc.	4,762	101
Pfizer, Inc.	137,882	3,483
Schering-Plough Corp.	28,945	738
Watson Pharmaceuticals, Inc.*	1,994	53
Wyeth	26,190	1,310
		17,368
Photography Equipment & Supplies — 0.0%
Eastman Kodak Co.	5,593	126

Printing & Publishing — 0.1%
Donnelley (R.R.) & Sons Co.	4,249	155
Dow Jones & Co., Inc.	1,271	44

	Number of	Value
	Shares	(000)†

Printing & Publishing — (continued)
New York Times Co.#	2,800	66
Tribune Co.#	3,458	111
		376
Real Estate — 0.1%
Realogy Corp.*	4,234	125

Restaurants — 0.6%
Darden Restaurants, Inc.	2,824	116
McDonald’s Corp.	23,414	1,055
Starbucks Corp.*	14,610	458
Wendy’s International, Inc.	1,687	53
Yum! Brands, Inc.#	5,129	296
		1,978
Retail — 4.7%
Abercrombie & Fitch Co.	1,717	130
Amazon.com, Inc.*	6,050	241
AutoNation, Inc.*	2,928	62
AutoZone, Inc.*	966	124
Bed Bath & Beyond, Inc.*	5,513	222
Best Buy Co., Inc.#	7,876	384
Big Lots, Inc.*	2,130	67
Circuit City Stores, Inc.#	2,769	51
Coach, Inc.*	7,202	360
Costco Wholesale Corp.	8,800	474
CVS/Caremark Corp.	29,965	1,023
Dillard’s, Inc.#	1,184	39
Dollar General Corp.	6,070	128
Family Dollar Stores, Inc.	2,950	87
Federated Department Stores, Inc.#	10,217	460
Gap, Inc.	10,251	176
Home Depot, Inc.#	39,706	1,459
J.C. Penney Co., Inc.	4,377	360
Kohl’s Corp.*	6,362	487
Kroger Co.	13,774	389
Limited Brands	6,654	173
Liz Claiborne, Inc.	2,012	86
Lowe’s Cos., Inc.#	29,627	933
Nordstrom, Inc.	4,450	236
Office Depot, Inc.*	5,379	189
OfficeMax, Inc.	1,458	77
RadioShack Corp.	2,649	72
Safeway, Inc.#	8,570	314
Sears Holding Corp.* #	1,616	291
Sherwin-Williams Co.	2,171	143
Staples, Inc.	13,949	360
SUPERVALU, Inc.	4,043	158
Target Corp.	16,710	990
The TJX Companies, Inc.	8,854	239
Tiffany & Co.#	2,633	120
Walgreen Co.#	19,471	894
Wal-Mart Stores, Inc.#	47,844	2,246
Whole Foods Market, Inc.	2,735	123
		14,367
Services - Commercial — 0.2%
Cintas Corp.	2,641	95
Convergys Corp.*	2,658	68
Fiserv, Inc.*	3,318	176
Fluor Corp.#	1,710	154
IAC/InterActiveCorp * #	4,224	159
		652

	Number of	Value
	Shares	(000)†

Telecommunications — 4.2%
ADC Telecommunications, Inc.*	2,281	38
Alltel Corp.	7,008	435
AT&T, Inc.	121,485	4,790
Avaya, Inc.*	8,820	104
CenturyTel, Inc.	2,166	98
Ciena Corp.* #	1,657	46
Citizens Communications Co.	6,590	99
Corning, Inc.*	30,539	694
Embarq Corp.	2,928	165
L-3 Communications Holdings, Inc.#	2,422	212
Motorola, Inc.#	46,507	822
Qualcomm, Inc.#	32,229	1,375
Qwest Communications International, Inc.* #	30,517	274
Sprint Nextel Corp.#	56,471	1,071
Tellabs, Inc.*	8,508	84
The E.W. Scripps Co.	1,623	73
Verizon Communications, Inc.#	56,614	2,147
Windstream Corp.	9,275	136
		12,663
Textiles & Apparel — 0.1%
Jones Apparel Group, Inc.	2,110	65
Polo Ralph Lauren Corp.	1,192	105
		170

Transportation & Related Services — 1.4%
Burlington Northern Santa Fe Corp.	6,983	562
CSX Corp.	8,498	340
FedEx Corp.#	5,975	642
Norfolk Southern Corp.	7,723	391
Ryder Systems, Inc.	1,181	58
Southwest Airlines Co.	15,339	226
Union Pacific Corp.	5,267	535
United Parcel Service, Inc.	20,748	1,454
		4,208
Transportation Services — 0.1%
C.H. Robinson Worldwide, Inc.	3,367	161

Waste Management — 0.1%
Allied Waste Industries, Inc.*	4,961	62
Waste Management, Inc.	10,371	357
		419
Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	1,393	108

TOTAL COMMON STOCKS (Cost $219,846)		244,062

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartments — 0.2%
Apartment Investment & Management Co.	1,898	109
Archstone-Smith Trust	4,287	233
AvalonBay Communities, Inc.#	1,543	200
Equity Residential Properties Trust #	5,720	276
		818
Building & Real Estate — 0.1%
Kimco Realty Corp.	4,397	214

Diversified Operations — 0.1%
Vornado Realty Trust #	2,536	303

	Number of	Value
	Shares	(000)†

Hotels & Resorts — 0.2%
Host Hotels & Resorts Inc.	10,132	267
Starwood Hotels & Resorts Worldwide, Inc.	4,180	271
		538
Industrial — 0.1%
Prologis	4,985	324

Office Property — 0.1%
Boston Properties, Inc.#	2,314	272

Regional Malls — 0.1%
Simon Property Group, Inc.	4,311	479

Shopping Centers — 0.1%
Developers Diversified Realty Corp.	2,467	155

Storage — 0.1%
Public Storage, Inc.	2,386	226

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,355)		3,329

RIGHTS — 0.0%
Seagate Tax Refund Rights (Cost $0)	4,100	0

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Provident Institutional Funds - TempCash (Cost $3,783)	3,783	3,783

	Par
	(000)
U. S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bill	$135	132
4.955%, 08/09/07 ^^
U.S. Treasury Bill
4.850%, 05/10/07 ^^	30	30

TOTAL U. S. TREASURY OBLIGATIONS (Cost $162)		162

SECURITIES LENDING COLLATERAL— 17.5%
Barclays Time Deposit
5.370%, 04/02/07	1,138	1,138
Bear Stearns Commercial Paper
5.487%, 04/02/07	1,612	1,612
Bear Stearns Variable Rate Commcial Paper
5.507%, 04/02/07	3,438	3,438
CIBC Time Deposit
5.343%, 04/02/07	1,933	1,933
Citigroup Variable Rate Master Note
5.507%, 04/02/07	1,920	1,920
Cullinan Finance Corp. Variable Rate Note
5.290%, 04/22/07	1,708	1,708
Institutional Money Market Trust
5.328%, 04/02/07	31,696	31,696
Morgan Stanley Floating Rate Commercial Paper
5.497%, 04/02/07	2,537	2,537

	Par	Value
	(000)	(000)†

Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/07	6,212	6,212
National Bank of Canada Time Deposit
5.420%, 04/02/07	1,138	1,138
Tango Finance Corp. Floating Rate Note
5.290%, 04/30/07	180	180

TOTAL SECURITIES LENDING COLLATERAL (Cost $53,512)		53,512

TOTAL INVESTMENTS — 100.0% (Cost $279,658)(a)		$304,848

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

^^ Market value held as collateral for the open futures contract.

(a) At March 31, 2007, the cost for Federal income tax purposes was $281,849,116. Net unrealized appreciation was $22,998,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $62,238,412 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $39,239,442.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007 (Unaudited)

THE MID CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 76.1%
Advertising— 1.7%
Focus Mesia Holding Ltd ADR*	10,870	$853
Monster Worldwide, Inc.*	21,620	1,024
		1,877
Agricultural Products — 1.3%
Agrium, Inc.	23,660	907
Bunge Limited	7,370	606
		1,513
Automobiles & Related — 1.0%
The Goodyear Tire & Rubber Co.*#	37,520	1,170

Banking — 0.9%
Northern Trust Corp.	17,180	1,033

Broadcasting/Media — 0.8%
Harman International Industries, Inc.	9,050	870

Building & Real Estate — 0.8%
CB Richard Ellis Group, Inc. Class A *	25,580	874

Chemicals — 0.3%
Celanese Corp.	11,270	348

Computer Internet Services & Software — 2.1%
aQuantive, Inc.*#	29,110	812
Cogent Communications Group, Inc.*	14,530	343
VeriSign, Inc.*	47,160	1,185
		2,340
Computer - Networks Products & Services — 5.3%
Atheros Communications.*	33,280	796
F5 Networks Inc.*	24,050	1,604
International Game Technology, Inc.	49,170	1,985
Polycom, Inc.*#	30,340	1,011
SAVVIS, Inc.*	12,190	584
		5,980
Computer Services & Software — 4.7%
Activision, Inc.*#	46,310	877
Akamai Technologies, Inc.*	28,730	1,434
Electronic Arts, Inc.*#	26,350	1,327
Salesforce.com, Inc.*#	23,040	987
VeriFone Holdings, Inc.*#	17,770	653
		5,278
Computers & Office Equipment — 0.3%
Isilon Systems, Inc.*	21,490	347

Consumer Products — 1.2%
Polo Ralph Lauren Corp.	14,810	1,306

Containers — 0.9%
Owens-Illinois, Inc.*#	41,320	1,065

Cosmetics & Toileterie — 0.9%
Avon Products Inc.	28,590	1,065

Diversified Operations— 0.8%
Harsco Corp.	20,520	921

Electronic Components & Semiconductors— 5.8%
Altera Corp.*#	50,820	1,016
AMETEK, Inc.	22,715	785
Intersil Corp. Class A	44,220	1,171

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors— (Continued)
KLA-Tencor Corp.#	28,640	1,527
Maxim Integrated Products, Inc.	21,980	646
Varian Semiconductor Equip Associates, Inc.*	26,705	1,426
		6,571
Electronics- Semiconductors — 0.8%
Integrated Device Technology, Inc.*	57,570	888

Energy Resources & Servises — 0.4%
McDermott International, Inc.*	9,310	456

Entertainment & Leisure — 0.8%
GameStop Corp.*	28,760	937

Finance — 5.0%
Affiliated Managers Group, Inc.*#	9,485	1,028
CBOT Holdings, Inc.*	1,580	287
Greenhill & Co., Inc.#	9,140	561
Intercontinental Exchange, Inc.*	9,660	1,181
Paychex, Inc.#	25,010	947
T. Rowe Price Group, Inc.	36,260	1,711
		5,715
Financial Services— 0.5%
Synovus Financial Corp.	18,550	600

Food & Beverages — 1.3%
Hansen Natural Corp.*	12,330	467
Wm. Wrigley Jr. Co.#	20,590	1,049
		1,516
Healthcare — 0.4%
Universal Health Services, Inc.	7,390	423

Hospitals — 0.6%
Psychiatric Solutions, Inc.*	17,020	686

Hotels & Gaming — 4.1%
Hilton Hotels Corp.#	37,520	1,349
MGM Mirage, Inc.*#	10,210	710
WMS Industries, Inc.*	23,570	925
Wynn Resorts, Ltd.#	17,040	1,616
		4,600
Human Resourses — 0.7%
Robert Half International, Inc.#	21,140	782

Instruments - Controls — 1.3%
Thermo Electron Corp.*	32,540	1,521

Manufacturing — 1.8%
BigBand Networks Inc.*	20,180	363
General Cable Corp.*	10,280	549
Roper Industries, Inc.#	21,210	1,164
		2,076
Medical Products — 0.5%
Cephalon, Inc.*#	7,510	535

Medical Services & Equipment — 4.5%
C.R. Bard, Inc.	5,910	470
Celgene Corp.*#	36,750	1,928
Health Net Inc.*	8,020	432
Henry Schein, Inc.*	13,010	718
Intuitive Surgical, Inc.*	3,910	475

	Number of	Value
	Shares	(000)†

Medical Services & Equipment — (Continued)
St. Jude Medical, Inc.*	30,290	1,139
		5,162
Medical Supplies & Equipment — 0.8%
Hologic, Inc.*#	8,770	506
Kyphon Inc.*#	9,690	437
		943
Metal Components & Products — 2.2%
Allegheny Technologies, Inc.#	8,070	861
Precision Castparts Corp.	16,110	1,676
		2,537
Oil & Gas — 5.3%
Cameron International Corp.*	17,430	1,094
Frontier Oil Corp.	8,210	268
National-Oilwell Varco, Inc.*#	17,080	1,329
Quicksilver Resources, Inc.*#	16,680	663
Range Resources Corp.	37,435	1,250
The WillIams Companies, Inc.#	47,590	1,354
		5,958
Pharmaceuticals — 3.6%
Alexion Pharmaceuticals, Inc.*#	17,180	743
Allergan, Inc.#	7,650	848
Express Scripts, Inc.*	7,350	593
Medicis Pharmaceutical Corp.#	16,450	507
Pharmaceutical Product Development, Inc.	13,710	462
Shire PLC- ADR #	15,580	964
		4,117
Retail — 2.5%
Coach, Inc.*#	33,010	1,652
Under Armour, Inc.-Class A *	23,620	1,212
		2,864
Services - Commercial — 2.0%
Corrections Corporation Of America*	9,350	494
Fiserv, Inc.*	20,830	1,105
VistaPrint Ltd.*#	18,350	703
		2,302
Telecommunictions— 5.0%
American Tower Corp.*	30,530	1,189
Crown Castle International Corp.*	19,790	636
Leap Wireless International, Inc.*	7,870	519
Level 3 Communications, Inc.*#	124,570	760
NII Holdings, Inc.*	29,610	2,197
Sonus Networks, Inc.*	44,220	357
		5,658
Textiles & Apparel — 0.9%
Guess?, Inc.	25,390	1,028

Transportation & Related Services — 2.3%
C.H. Robinson Worldwide, Inc.	24,250	1,158
CSX Corp.	23,850	955
US Airways Group, Inc.*	11,440	520
		2,633

TOTAL COMMON STOCKS (Cost $73,505)		86,495

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Provident Institutional Funds -TempCash	622,600	623
TOTAL SHORT-TERM INVESTMENTS (Cost $623)

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — 23.4%
Barclays Time Deposit
5.370%, 04/02/07	$846	846
Bear Stearns Variable Rate Commcial Paper
5.507%, 04/02/07	2,114	2,114
CIBC Time Deposit
5.343%, 04/02/07	161	161
Institutional Money Market Trust
5.328%, 04/02/07	21,591	21,591
Morgan Stanley Variable Rate Commercial Paper
5.497%, 04/02/07	9	9
National Bank of Canada Time Deposit
5.420%, 04/02/07	846	846
Tango Finance Corp. Floating Rate Note
5.290%, 04/30/07	1,038	1,038

TOTAL SECURITIES LENDING COLLATERAL (Cost $26,605)		26,605

TOTAL INVESTMENTS — 100.0% (Cost $100,733)(a)		$113,723

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $100,803,425. Net unrealized appreciation was $12,919,254. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,050,683 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,131,429.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007 (Unaudited)

THE MID CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 73.6%
Aerospace & Defense — 1.3%
Empresa Brasileira de Aeronautic S.A. ADR	50,000	$2,293

Automobiles & Related — 2.9%
Advance Auto Parts, Inc.	39,600	1,527
Harley-Davidson, Inc.	23,600	1,387
United Rentals, Inc.*	72,900	2,005
		4,919
Banking — 1.9%
Hudson City Bancorp, Inc.#	89,200	1,220
IndyMac Bancorp, Inc.#	60,800	1,949
		3,169
Building & Real Estate — 9.0%
Colonial Properties Trust.	33,400	1,525
Developers Diversified Realty Corp.#	20,300	1,277
Hovanian Enterprises, Inc.*#	73,200	1,842
iStar Financial, Inc.	44,600	2,089
KB Home #	47,200	2,014
Lennar Corp.	46,200	1,950
Meritage Homes Corp.*#	45,000	1,445
NVR, Inc.*	3,700	2,460
The Ryland Group, Inc.#	16,300	688
		15,290
Building Products & Supplies — 1.0%
Centex Corp.	41,100	1,717

Computer - Internet Services & Software — 0.9%
Check Point Software Technologies, Ltd.*	66,500	1,482

Computer Services & Software — 4.0%
Activision. Inc.*#	87,000	1,648
Affiliated Computer Services, Inc.*	29,900	1,761
Lexmark International, Inc.*#	27,700	1,619
Take-Two Interactive Software, Inc.*#	88,200	1,776
		6,804
Consumer Products — 0.9%
Whirlpool Corp.	18,000	1,528

Diversified Operations — 1.4%
Eaton Corp.	15,600	1,304
Walter Industries, Inc.	46,600	1,153
		2,457
Electronic Components — 1.2%
Avnet, Inc.*#	54,400	1,966

Electronics - Semiconductors — 0.7%
International Rectifier Corp.*	32,400	1,238

Energy Resources & Services — 6.2%
Constellation Energy Group.	9,600	835
DPL, Inc.#	47,800	1,486
Edison International	23,700	1,164
Mirant Corp.*	47,600	1,926
NRG Energy, Inc.*#	37,800	2,723
Peabody Energy Corp.#	31,300	1,260
TXU Corp.	18,000	1,154
		10,548
Finance — 1.5%
Bear Stearns Cos., Inc.#	16,900	2,541

	Number of	Value
	Shares	(000)†
Food & Beverages — 2.0%
Constellation Brands, Inc.*#	107,200	2,270
Smithfield Foods, Inc.*	18,100	542
Tyson Foods, Inc.	34,500	670
		3,482
Healthcare — 1.7%
Coventry Health Care, Inc.*	35,150	1,970
LifePoint Hospitals, Inc.*	13,800	527
NBTY, Inc.*	8,000	424
		2,921
Insurance — 4.8%
Aetna, Inc.	47,000	2,058
CIGNA Corp.	16,300	2,325
Endurance Specialty Holdings Ltd.#	45,000	1,608
Fidelity National Financial, Inc.#	64,700	1,553
The PMI Group, Inc.	13,800	624
		8,168
Machinery & Heavy Equipment — 2.8%
Ingersoll-Rand Co.#	45,000	1,952
Terex Corp.*	40,300	2,892
		4,844
Manufacturing — 1.4%
Chicago Bridge & Iron Company NV #	75,600	2,325

Metal Components & Products — 3.2%
Cleveland Cliffs, Inc.	41,400	2,650
United States Steel Corp.	28,700	2,846
		5,496
Metals & Mining — 4.1%
Arch Coal, Inc.#	53,600	1,645
Freeport-McMoRan Copper & Gold, Inc.	44,200	2,926
Joy Global, Inc.#	54,200	2,325
		6,896
Mining — 1.0%
Teck Cominco Ltd.	24,900	1,733

Oil & Gas — 10.0%
Canadian Natural Resources Ltd.	38,000	2,097
Denbury Resources, Inc.*	62,300	1,856
National Fuel Gas Co.#	23,900	1,034
Noble Corp.	24,500	1,928
Oceaneering International, Inc.*	34,000	1,432
Oil States International, Inc.*	41,100	1,319
Quicksilver Resources, Inc.*#	31,900	1,269
Southwestern Energy Co.*#	32,900	1,348
Sunoco, Inc.#	13,500	951
Talisman Energy, Inc.	84,295	1,480
Williams Cos., Inc.#	41,000	1,167
XTO Energy, Inc.	22,342	1,224
		17,105
Pharmaceuticals — 3.0%
Endo Pharmaceuticals Holdings, Inc.*	46,800	1,376
Omnicare, Inc.#	39,900	1,587
Shire PLC- ADR #	35,100	2,173
		5,136

	Number of	Value
	Shares	(000)†

Retail — 3.3%
Aeropostale, Inc.*	46,600	1,875
Circuit City Stores, Inc.#	83,100	1,540
Hot Topic, Inc.*	55,700	618
The TJX Companies, Inc.	58,800	1,585
		5,618
Telecommunications — 2.0%
Arris Group, Inc.*	96,300	1,356
L-3 Communications Holdings, Inc.#	22,500	1,968
		3,324
Transportation & Related Services — 1.4%
Frontline Limited #	27,600	980
Ship Finance Intl, Ltd#	49,397	1,355
		2,335
TOTAL COMMON STOCKS (Cost $109,190)		125,335

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Diversified Operations — 0.9%
First Industrial Realty Trust, Inc.	33,200	1,504

Healthcare — 0.4%
Ventas, Inc.	18,400	775

Real Estate — 0.8%
Annaly Captial Management, Inc.	86,500	1,339

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,205)		3,618

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Provident Institutional Funds -
FedFund	955,395	955
BlackRock Provident Institutional Funds - TempFund	955,395	955
TOTAL SHORT-TERM INVESTMENTS (Cost $1,910)		1,910

	Par
	(000)
SECURITIES LENDING COLLATERAL— 23.2%
Barclays Time Deposit
5.370%, 04/02/07	$1,199	1,199
Bear Stearns Commcial Paper
5.487%, 04/02/07	1,064	1,064
Bear Stearns Variable Rate Commercial Paper
5.507%, 04/02/07	1,374	1,374
Citigroup Variable Rate Master Note
5.507%, 04/02/07	936	936
CIBC Time Deposit
5.343%, 04/02/07	760	760

	Par	Value
	(000)	(000)†

Institutional Money Market Trust
5.328%, 04/02/07	30,442	30,442
National Bank of Canada Time Deposit
5.420%, 04/02/07	1,199	1,199
Tango Finance Corp Floating Rate Note
5.29%, 04/30/07	2,594	2,594

TOTAL SECURITIES LENDING COLLATERAL (Cost $39,568)		39,568

TOTAL INVESTMENTS — 100.0% (Cost $153,873)(a)		$170,431

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $154,006,187.  Net unrealized appreciation was $16,425,242.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,759,423 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,334,181.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

STRATEGIC VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 77.5%
Advertising — 4.2%
Interpublic Group of Cos., Inc.*#	94,000	$1,157
R.H. Donnelley Corp.	17,500	1,241
		2,398
Agricultural Products —2.8%
Monsanto Co.	8,800	484
Potash Corp. of Saskatchewan, Inc.	1,200	192
The Mosaic Co.*	34,600	922
		1,598
Automobiles & Related — 1.4%
Genuine Parts Co.	16,000	784

Broadcast/Media — 1.4%
Clear Channel Communications, Inc.	22,100	774

Chemicals — 1.6%
Eastman Chemical Co.	14,400	912

Computer - Internet Services & Software — 2.0%
McAfee, Inc.*	35,100	1,021
Openwave Systems, Inc.* #	15,500	126
		1,147
Computer Services & Software —4.4%
Cadence Design Systems, Inc.*	43,700	920
Sabre Group Holdings Corp.	30,600	1,002
Sybase, Inc.* #	23,700	599
		2,521
Consumer Products—1.9%
American Greetings Corp.	10,600	246
Newell Rubbermaid, Inc.	15,900	494
Tupperware Brands Corp.	13,500	337
		1,077
Containers — 2.4%
Ball Corp.	19,700	903
Pactiv Corp.*	14,200	479
		1,382
Energy Resources & Services —8.2%
Ameren Corp.#	15,500	780
CMS Energy Corp. #	45,600	812
Hubbell, Inc.	15,500	748
NiSource, Inc.	38,500	941
Northeast Utilities, Inc.	30,800	1,009
Puget Energy, Inc.	15,400	395
		4,685
Fiber Optics — 1.2%
JDS Uniphase Corp.* #	45,675	696

Food & Beverages — 2.8%
Coca-Cola Enterprises, Inc.	34,700	703
OSI Restaurant Partners, Inc.	14,000	553
Smithfield Foods, Inc.*	10,800	323
		1,579
Healthcare — 0.4%
Healthsouth Corp.* #	10,600	223

Insurance —6.6%
ACE Ltd.	7,300	417
Aetna, Inc.	10,000	438
Conseco, Inc.*	27,500	476
Everest Re Group Ltd.	2,300	221
Genworth Financial, Inc.#	5,700	199
PartnerRe Ltd.	11,500	788

	Number of	Value
	Shares	(000)†

Insurance —(Continued)
SAFECO Corp.	6,600	438
XL Capital Ltd	11,000	770
		3,747

Machinery & Heavy Equipment —1.9%
Cummins, Inc.	3,100	449
Snap-On, Inc.	12,700	611
		1,060
Manufacturing —1.0%
Chemtura Corp.	51,800	566

Medical Services & Equipment —0.9%
Bausch & Lomb, Inc.	10,100	517

Metal Components & Products — 1.2%
Timken Co.	21,800	661

Oil & Gas — 5.5%
EOG Resources, Inc.#	14,500	1,034
GlobalSantaFe Corp.#	14,600	901
Halliburton Co.	26,700	847
Range Resources Corp.	4,300	144
Southwest Gas Corp.	4,900	190
		3,116
Paper & Related Products — 2.2%
Bowater, Inc.#	24,200	576
MeadWestvaco Corp.	21,100	651
		1,227
Pharmaceuticals —4.0%
King Pharmaceuticals, Inc.*	60,000	1,180
Mylan Laboratories, Inc.	51,300	1,084
		2,264
Printing & Publishing — 1.8%
Donnelley (R.R.) & Sons Co.#	28,452	1,041

Restaurants — 1.1%
Brinker International, Inc.	18,650	610

Retail — 5.8%
Federated Department Stores, Inc.#	10,200	460
Foot Locker, Inc.	25,000	589
Kroger Co.	22,100	624
OfficeMax, Inc.	18,400	970
Safeway, Inc.#	17,600	645
		3,288
Services -Commercial —0.0%
Arbitron, Inc.	100	5

Telecommunications — 9.1%
ADC Telecommunications, Inc.*	40,400	676
Avaya, Inc.*	70,400	831
CenturyTel, Inc.#	10,600	479
Embarq Corp.	17,000	958
Level 3 Communications, Inc.* #	22,600	138
Qwest Communications International, Inc.* #	154,300	1,387
Tellabs, Inc.*	70,100	694
		5,163
Waste Management — 0.9%
Allied Waste Industries, Inc.*	38,900	490

Wholesale Distributor — 0.8%
Grainger (W.W.), Inc.#	6,200	479

	Number of	Value
	Shares	(000)†

TOTAL COMMON STOCKS (Cost $36,020)		44,010

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Hotels& Resorts — 0.8%
Host Hotels & Resorts, Inc.	16,800	442
(Cost $284)

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Provident Institutional
Funds - TempCash	622,800	623
BlackRock Provident Institutional
Funds - TempFund	622,798	623

TOTAL SHORT-TERM INVESTMENTS (Cost $1,246)		1,246

	Par
	(000)
SECURITIES LENDING COLLATERAL- 19.5%
Barclays Time Deposit
5.370%, 04/02/07	$408	408
Bear Stearns Variable Rate Commercial Paper
5.507%, 04/02/07	461	461
CIBC Time Deposit
5.343%, 04/02/07	19	19
Institutional Money Market Trust
5.328%, 04/02/07	9,760	9,760
National Bank of Canada Time Deposit
5.420%, 04/02/07	408	408

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,056)		11,056

TOTAL INVESTMENTS — 100.0% (Cost $48,606)(a)		$56,754

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2007, the cost for Federal income tax purposes was $48,759,126.  Net unrealized appreciation was $7,995,013.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,533,614 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $538,601.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

SMALL CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 88.4%
Aerospace & Defense — 1.3%
Kaman Corp.	62,800	$1,464

Agricultural Products — 1.1%
The Andersons, Inc.#	28,600	1,270

Banking — 0.2%
Greene County Bancshares, Inc.	5,600	190

Computer - Internet Services & Software — 6.0%
GSI Commerce, Inc.*	25,700	581
Interwoven, Inc.*	68,914	1,165
Perficient, Inc.*	130,000	2,571
Smith Micro Software, Inc.*#	74,200	1,382
Vocus, Inc.*	54,600	1,099
		6,798
Computer - Network Products & Services — 2.9%
Atheros Communications*	58,000	1,388
Sigma Designs, Inc.*#	72,600	1,906
		3,294
Computer Services & Software — 9.4%
Axcelis Technologies, Inc.*	60,700	464
Comsys It Partners, Inc.*	40,300	802
Concur Technologies, Inc.*#	150,000	2,619
Itron, Inc.*	40,000	2,602
Omnicell, Inc.*	61,100	1,278
OPNET Technologies, Inc.*	115,400	1,559
Tyler Technologies, Inc.*	102,100	1,297
		10,621
Electronic Components & Semiconductors — 3.5%
Silicon Motion Technology Corp.*	83,200	1,874
Standard Microsystems Corp.*	25,500	779
Syntax-Brillian Corp.*#	161,700	1,358
		4,011
Electronics - Semiconductors — 0.5%
Ultra Clean Holdings, Inc.*	30,000	519

Energy Resources & Services — 1.7%
Fuel Tech, Inc.*	77,700	1,915

Entertainment & Leisure — 2.2%
Steiner Leisure Ltd.*	55,000	2,474

Fiber Optics — 0.6%
C-COR Inc.*	50,800	703

Financial Services — 1.8%
Huron Consulting Group, Inc.*#	33,500	2,038

Food & Beverages — 2.3%
Boston Beer Company, Inc.*	32,400	1,081
National Beverage Corp.*	84,700	1,486
		2,567
Healthcare — 1.7%
LHC Group Inc.*	60,700	1,969

Home Furnishings - Housewares — 1.1%
Kimball International, Inc. - Class B	64,200	1,238

Human Resources — 1.0%
Kforce, Inc.*	85,100	1,172

	Number of	Value
	Shares	(000)†

Insurance — 4.5%
American Physicians Capital, Inc.*	61,950	2,483
CNA Surety Corp.*	49,700	1,049
Darwin Professional Underwriters, Inc.*	33,000	830
National Interstate Corp.	29,127	750
		5,112
Internet Service Providers — 0.6%
Greenfield Online, Inc.*	43,100	685

Machinery - Construction & Minning — 0.7%
Astec Industries, Inc.*	19,300	777

Machinery & Heavy Equipment — 3.3%
Applied Industrial Technologies, Inc.	16,650	409
Kadant, Inc.*	52,600	1,334
The Middleby Corp.*	15,000	1,978
		3,721
Manufacturing — 6.5%
Advanced Energy Industries, Inc.*	61,800	1,300
Apogee Enterprises, Inc.	12,200	244
Brush Engineered Materials, Inc.*	20,500	994
Ceradyne, Inc.*	44,900	2,458
G-III Apparel Group Ltd.*#	9,000	171
II-VI Inc.*	15,500	525
Imperial Sugar Co.#	6,600	221
Superior Essex, Inc.*	42,600	1,477
		7,390
Medical Products — 2.1%
Bradley Pharmaceuticals, Inc.*	28,400	545
Bruker BioSciences Corp.*	175,400	1,845
		2,390
Medical Services — 1.3%
Sun Healthcare Group Inc.*	121,100	1,496

Medical Services & Equipment — 1.4%
ICON Plc. ADR*	37,400	1,593

Medical Supplies & Equipment — 2.6%
Allscripts Healthcare Solutions, Inc.*#	56,700	1,520
Cutera, Inc.*	40,800	1,477
		2,997
Metal Components & Products — 1.9%
Dynamic Materials Corp.	31,000	1,014
LKQ Corp.*#	55,000	1,202
		2,216
Oil & Gas — 2.7%
Arena Resources, Inc.*	19,500	977
Lufkin Industries, Inc.	18,500	1,039
Matrix Service Co.*	49,500	1,001
		3,017
Pharmaceuticals — 1.2%
PARAXEL International Corp.*	38,600	1,388

Retail — 6.9%
Charlotte Russe Holding, Inc.*	66,000	1,905
EZCORP, Inc.*	150,000	2,210
Movado Group, Inc.	60,200	1,773
PC Connection, Inc.*	48,300	691
Smith & Wesson Holding Corp.*	100,000	1,309
		7,888

	Number of	Value
	Shares	(000)†

Retail-Specialty — 0.6%
LJ International, Inc.*	65,900	670

Security Technology — 2.8%
VASCO Data Security International, Inc.*	178,200	3,184

Services - Commercial — 3.0%
Team Inc.*	28,600	1,091
Teletech Holdings, Inc.*	63,000	2,311
		3,402
Telecommunications — 4.3%
Alaska Communications Systems Group, Inc.	99,500	1,468
Cbeyond, Inc.*	46,400	1,361
Eschelon Telecom, Inc.*	23,500	679
LodgeNet Entertainment Corp.*	45,600	1,401
		4,909
Telecommunications - Wireless — 0.8%
TESSCO Technologies Inc.*	32,900	895

Transportation & Related Services — 2.5%
Hub Group, Inc.*	54,000	1,565
Navios Maritime Holdings Inc.	168,000	1,231
		2,796
Transportation - Sea Freight — 0.6%
GulfMark Offshore, Inc.*	15,100	659

Wholesale Distributor — 0.8%
Houston Wire & Cable Co.*#	32,500	911

TOTAL COMMON STOCKS (Cost $82,877)		100,339

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Provident Institutional Funds - TempCash	627,485	627
BlackRock Provident Institutional Funds - TempFund	627,485	627

TOTAL SHORT-TERM INVESTMENTS (Cost $1,254)		1,254

	Par
	(000)
SECURITIES LENDING COLLATERAL— 10.5%
Barclays Time Deposit
5.370%, 04/02/07	$459	459
Institutional Money Market Trust
5.328%, 04/02/07	10,971	10,971
National Bank of Canada Time Deposit
5.420%, 04/02/07	459	459

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,889)		11,889

TOTAL INVESTMENTS — 100.0% (Cost $96,020)(a)		$113,482

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR-American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $96,025,066.  Net unrealized appreciation was $17,456,916.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,583,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,126,133.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2007(Unaudited)

SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 77.9%
Aerospace & Defense — 0.8%
AAR Corp.*	19,309	$532
Ducommun, Inc. *	4,528	117
EDO Corp.	30,507	799
MTC Technologies, Inc.*	9,308	196
		1,644
Automobiles & Related — 2.0%
Asbury Automotive Group Inc.	9,937	281
Commercial Vehicle Group, Inc.*	56,806	1,170
Lithia Motors, Inc.	7,255	199
LoJack Corp.*	31,573	599
Tenneco, Inc.*	72,338	1,842
		4,091
Banking — 11.9%
Accredited Home Lenders Holding Co.*#	37,225	345
Alabama National BanCorporation	26,744	1,894
Alliance Bankshares Corp.*	19,105	295
Bancorp, Inc.*	56,494	1,469
Bank of the Ozarks, Inc.	9,640	277
Berkshire Hills Bancorp, Inc.	20,680	696
Brookline Bancorp, Inc.	62,600	793
Cardinal Financial Corp.	61,318	612
Central Pacific Financial Corp.	30,926	1,131
Chittenden Corp.	24,813	749
Citizens Banking Corp.	19,997	443
Cobiz Inc.	46,561	927
Columbia Banking System Inc.	24,239	818
F.N.B. Corp.#	38,742	653
First Financial Bankshare	16,448	688
Glacier Bancorp Inc.	47,522	1,142
IBERIABANK Corp.	26,922	1,498
Irwin Financial Corp	11,679	218
Midwest Banc Holdings, Inc.	31,348	555
Millenium Bankshares Corp.	42,255	432
Nexity Financial Corp.*	17,214	201
PFF Bancorp, Inc.	70,734	2,145
Prosperity Bancshares, Inc.	44,508	1,546
Signature Bank*	66,752	2,172
Southcoast Financial Corp.*	17,443	389
Sterling Bancorp	18,203	330
Sterling Financial Corp.	9,459	295
Summit State Bank	13,200	172
United Community Banks, Inc.	44,797	1,469
West Coast Bancorp	17,568	562
		24,916
Building & Real Estate — 1.4%
Beazer Homes USA, Inc.#	25,085	728
Hovnanian Enterprises, Inc.*#	41,843	1,053
The Ryland Group, Inc.#	27,132	1,145
		2,926
Building Maintance & Services — 0.4%
Goodman Global, Inc.*	43,900	774

Building Products & Supplies — 2.0%
Builders Firstsource, Inc.*	19,197	309
Universal Forest Products, Inc.	35,628	1,765

	Number of	Value
	Shares	(000)†

Building Products & Supplies — (continued)
Watsco, Inc.	32,109	1,640
Williams Scotsman International, Inc.	19,854	390
		4,104
Cable Operators — 1.2%
Anixter International, Inc.*#	17,419	1,149
RCN Corp.*	56,592	1,446
		2,595
Chemicals — 3.2%
Albemarle Corp.	15,265	631
American Vanguard Corp.#	12,960	221
H.B. Fuller Co.	40,843	1,114
KMG Chemicals, Inc.	30,470	350
Minerals Technologies, Inc.	32,943	2,048
Penford Corp.	17,585	354
Polyone Corp.*	28,630	175
Uap Holding Corp.	67,953	1,757
		6,650
Computer - Internet Services & Software — 1.0%
Blackboard, Inc.*#	9,408	316
eFunds Corp.*	64,210	1,712
		2,028
Computer - Network Products & Services — 1.0%
Foundry Networks, Inc.*	40,485	549
Insight Enterprises, Inc.*	48,188	867
Micros Systems, Inc.*	12,722	687
		2,103
Computer Services & Software — 4.6%
Adaptec, Inc.*	76,585	296
Electronics for Imaging Inc.*	74,156	1,739
JDA Software Group, Inc.*	80,286	1,207
Lawson Software, Inc.*#	241,909	1,957
Parametric Technology, Corp.*#	105,248	2,009
Progress Software*	28,340	884
The Bisys Group, Inc.*	46,599	534
Transactions Systems Architects, Inc.*#	28,503	923
		9,549
Consulting Services — 0.3%
MAXIMUS, Inc.	18,709	645

Consumer Products — 1.8%
Fossil, Inc.*	67,284	1,781
Playtex Products, Inc.*	109,998	1,493
Prestige Brands Holdings, Inc.*	43,392	514
		3,788
Cosmetics & Toiletries — 0.7%
Elizabeth Arden, Inc.*	68,975	1,505

Data Processing Management — 0.3%
Intermec, Inc.*#	28,225	631

Distribution Services — 1.0%
NuCo2, Inc.*	18,401	464
Owens & Minor, Inc.#	43,704	1,605
		2,069
Diversified Operations — 0.5%
Actuant Corp.#	22,501	1,143

	Number of	Value
	Shares	(000)†

Education — 0.3%
ITT Educational Services, Inc.*	8,112	661

Electronic Components & Semiconductors — 4.1%
AMIS Holdings, Inc.*	55,760	611
ATMI, Inc.*	25,511	780
Belden CDT Inc.	19,552	1,048
Brooks Automation, Inc.*	48,390	830
Emulex Corp.*	108,361	1,982
Entegris, Inc.*	57,131	611
Formfactor, Inc.*	14,798	662
Franklin Electric Co., Inc.	9,578	445
Integrated Device Technology, Inc.*	92,457	1,426
ITC Holdings Corp.	4,111	178
		8,573
Energy Resources & Services — 5.1%
Baldor Electric Co.	1,990	75
Cleco Corp.	46,109	1,191
Comfort Systems USA, Inc.	75,757	908
El Paso Electric Co.*	117,789	3,104
Empire District Electric Co.	4,754	118
Graftech International Ltd.*	124,383	1,129
MGE Energy, Inc.	5,279	187
Sierra Pacific Resources*	58,706	1,020
South Jersey Industries, Inc.	33,609	1,279
Unisource Energy Corp.	10,794	405
Westar Energy, Inc.	45,344	1,248
		10,664
Entertainment & Leisure — 0.2%
K2, Inc.*	38,823	469

Finance — 2.2%
Apollo Investment Corp.	16,033	343
Financial Federal Corp.	55,922	1,472
First Niagara Financial Group, Inc.	46,055	641
Highland Distressed Opportunities, Inc.*#	45,422	653
Knight Capital Group*	31,178	494
Macquarie Infastructure Corp.	7,164	282
Technology Investment Capital Corp.	47,474	803
		4,688
Food & Beverages — 1.0%
Nash Finch Co.	28,283	975
RARE Hospitality International, Inc.*	37,321	1,123
		2,098
Healthcare — 0.5%
Cardiac Science Corp.*	105,978	970

Hotels & Gaming — 0.7%
Boyd Gaming Corp.	23,036	1,097
Isle of Capri Casinos, Inc.*	15,986	410
		1,507
Human Resources — 0.5%
Hewitt Associates, Inc.*	17,032	498
Resources Connection, Inc.*	16,409	525
		1,023
Industrial — 1.5%
Tennant Co.	13,710	432
Modtech Holdings, Inc. *	50,715	159
Wabash National Corp.	163,032	2,514
		3,105
Instruments - Controls — 0.9%
PerkinElmer, Inc.	76,684	1,857

	Number of	Value
	Shares	(000)†

Insurance — 4.5%
American Equity Invt Life Holdings Co.	112,134	1,472
Aspen Insurance Holdings, Ltd.	29,944	785
Donegal Group, Inc.	27,176	461
National Atlantic Holdings Corp.*	27,648	357
NYMAGIC, Inc.	15,515	634
ProAssurance Corp.*#	30,994	1,585
ProCentury Corp.	49,392	1,146
RLI Corp.	21,030	1,155
StanCorp Financial Group, Inc.	19,360	952
The Navigators Group, Inc.*	19,404	974
		9,521
Machinery & Heavy Equipment — 0.7%
Applied Industrial Technologies, Inc.	35,487	871
MTS Systems Corp.	12,934	502
		1,373
Manufacturing — 0.0%
Trex Company, Inc.*#	3,716	80

Medical Products — 0.5%
American Medical Systems Holdings, Inc.*#	45,610	966

Medical Services & Equipment — 1.0%
Amedisys, Inc.*	22,608	733
Symmetry Medical, Inc.*	88,505	1,445
		2,178
Metal Components & Products — 2.2%
Chaparral Steel Co*	11,574	673
Commercial Metals Co.	51,452	1,613
Mueller Industries, Inc.	37,600	1,132
Olympic Steel, Inc.	22,443	696
Rbc Bearings, Inc.*	17,265	577
		4,691
Oil & Gas — 4.9%
Northwest Natural Gas Co.	23,434	1,070
Oil States International, Inc.*	49,031	1,573
Parallel Petroleum Corp.*	66,190	1,519
Range Resources Corp.	52,782	1,763
SEMCO Energy, Inc.*	11,394	87
Southwest Gas Corp.	24,464	951
Vectren Corp.	3,505	100
W-H Energy Services, Inc.*	21,308	996
Williams Partners LP	44,671	2,132
		10,191
Paper & Related Products — 0.4%
Caraustar Industries, Inc.*	135,658	852

Pharmaceuticals — 0.8%
Medarex, Inc.*#	107,842	1,395
Salix Pharmaceuticals Ltd.*	30,332	382
		1,777
Restaurants — 1.6%
California Pizza Kitchen, Inc.*	27,266	897
CEC Entertainment, Inc.*	39,359	1,635
The Steak N Shake Co.*	43,665	732
		3,264
Retail — 3.2%
Aaron Rents, Inc.#	36,877	975
Big Lots, Inc.*#	41,616	1,302
Casey’s General Stores, Inc.	74,343	1,859
Charming Shopper, Inc.*	83,393	1,080
Christopher & Banks, Corp.	11,077	216
Guitar Center, Inc.*	7,078	319

	Number of	Value
	Shares	(000)†

Retail — (continued)
Gymboree Corp.*	16,205	649
Hot Topic, Inc.*	28,589	317
		6,717
Services - Commercial — 0.8%
Providence Service Corp.*	40,823	968
School Specialty, Inc.*	21,679	783
		1,751
Technology — 1.2%
Macrovision Corp.	11,907	298
Semtech Corp.	50,730	684
Tessera Technologies, Inc.*#	37,870	1,505
		2,487
Telecommunications — 2.5%
Andrew Corp.*	42,633	451
Dobson Communications Corp.*	78,716	676
Knology, Inc.*	19,910	315
Plantronics, Inc.	29,301	692
Premiere Global Services, Inc.*	149,966	1,683
Tekelec*	97,462	1,453
		5,270
Textiles & Apparel — 0.7%
G & K Services, Inc.	20,243	734
K-Swiss, Inc.	27,099	732
		1,466
Transportation & Related Services — 1.0%
AirTran Holdings, Inc.*	56,002	575
Forward Air Corp.	19,515	642
Heartland Express, Inc.#	49,489	786
		2,003
Waste Management — 0.8%
Waste Connections, Inc.*#	59,519	1,782

TOTAL COMMON STOCKS (Cost $143,052)		163,145

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Apartments — 0.5%
American Campus Communities, Inc.	33,643	1,019

Building & Real Estate — 0.5%
Digital Realty Trust, Inc.	26,122	1,042

Diversified Operations — 1.3%
Entertainment Properties Trust	20,326	1,225
Lexington Realty Trust#	73,977	1,563
		2,788
Finance — 1.2%
MFA Mortgage Investments, Inc.	155,425	1,197
National Realty, Inc.*#	58,172	1,407
		2,604
Healthcare — 0.9%
Cogdell Spencer, Inc.	24,429	515
Omega Healthcare Investors, Inc.	84,046	1,441
		1,956
Hotels & Resorts — 0.3%
Lasalle Hotel Properties	14,513	673

Local Retail — 0.4%
Arcadia Realty Trust	31,623	824

	Number of	Value
	Shares	(000)†

Office Property — 3.2%
BioMed Realty Trust, Inc.	33,544	882
Brandywine Realty Trust#	49,366	1,649
Parkway Properties, Inc.	42,643	2,228
Spirit Finance Corp.	125,272	1,867
		6,626
Storage — 0.6%
U-Store-It Trust	58,823	1,184

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,310)		18,716

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Provident Institutional Funds - TempCash	1,831,373	1,831
RBB Sansom Street Fund Money
Market Portfolio	1,831,371	1,832

TOTAL SHORT-TERM INVESTMENTS (Cost $3,663)		3,663

	Par
	(000)
SECURITIES LENDING COLLATERAL— 11.4%
Barclays Time Deposit
5.370%, 04/02/07	$399	399
Bear Stearns Variable Rate Commercial Paper
5.507%, 04/02/07	7,513	7,513
CIBC Time Deposit
5.343%, 04/02/07	579	579
Institutional Money Market Trust
5.328%, 04/02/07	11,228	11,228
National Bank of Canada Time Deposit
5.420%, 04/02/07	399	399
Tango Finance Corp Floating Rate Note
5.290%, 04/30/07	3,852	3,852

TOTAL SECURITIES LENDING COLLATERAL (Cost $23,970)		23,970

TOTAL INVESTMENTS — 100.0% (Cost $185,995)(a)		$209,494

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2007, the cost for Federal income tax purposes was $186,643,064.  Net unrealized appreciation was $22,851,381.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $28,790,376 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,938,995.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2007 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of	Value
	Shares	(000)†
COMMON STOCK — 90.1%
Australia — 7.0%
Aristocrat Leisure Ltd.	381,280	$5,059
Australia & New Zealand Banking Group Ltd.	261,500	6,284
Westfield Group	309,494	5,151
Westfield Group	7,333	121
Woolworths Ltd.	277,610	6,107
		22,722
Belgium — 4.0%
Colruyt SA	20,425	4,674
InBev NV	116,700	8,426
		13,100
Brazil — 2.4%
Banco Itau Holding Financeira SA ADR	111,750	3,891
Souza Cruz S.A.	195,500	3,938
		7,829
France — 2.5%
M6 Metropole Television	94,900	3,476
Total S.A.	66,400	4,652
		8,128
India — 3.9%
HDFC Bank Ltd.	41,200	904
HDFC Bank Ltd. ADR	116,050	7,479
Housing Development Finance Corporation Ltd.	119,500	4,178
		12,561
Ireland — 6.2%
Allied Irish Banks Plc	128,600	3,814
Anglo Irish Bank Corp. Plc	431,399	9,220
Anglo Irish Bank Corp. Plc	327,594	7,002
		20,036
Japan — 6.2%
Daito Trust Construction Co. Ltd.	77,200	3,636
Millea Holdings, Inc.	226,900	8,395
Toyota Motor Corp.	126,100	8,079
		20,110
Korea — 2.0%
KT&G Corp.	50,100	3,275
S1 Corp.	76,996	3,094
		6,369
Mexico — 4.5%
America Movil S.A.B de C.V. Series L	547,994	1,313
America Movil S.A.B. de CV ADR#	136,500	6,523
Grupo Modelo, S.A.B. DE C.V.	1,320,500	6,761
		14,597
Netherlands Antilles — 1.9%
TNT Post Group NV	137,300	6,297

Norway — 2.4%
Orkla ASA	111,600	7,868

South Africa — 1.8%
Remgro Ltd.	231,300	5,771

Spain — 7.6%
Banco Bilbao Vizcaya Argentaria, S.A.	644,500	15,825
Enagas	199,700	5,159
Red Electrica de Espana	78,768	3,711
		24,695
Switzerland — 12.8%
Kuehne & Nagel International AG	104,875	8,626
Lindt & Spruengli AG	918	2,408
Nestle AG	21,665	8,438
Novartis AG	16,100	923
Novartis AG ADR#	165,700	9,052

	Number of	Value
	Shares	(000)†

Switzerland — (continued)
Roche Holding AG	68,400	12,103
		41,550
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd ADR	365,785	3,932

United Kingdom — 23.7%
British American Tobacco Plc	550,799	17,223
Diageo Plc	444,623	9,008
Imperial Tobacco Group Plc	211,650	9,475
Northern Rock Plc	334,200	7,530
Reckitt Benckiser Plc	130,839	6,813
Rolls-Royce Group, Plc	259,600	2,525
Royal Bank of Scotland Group Plc	188,343	7,353
Tesco Plc	1,964,286	17,172
		77,099

TOTAL COMMON STOCK (Cost $207,215)		292,664

WARRANTS — 3.3%
CLSA Financial-CW10 Bharti Televentures*	524,900	9,226
CLSA Financial-CW10 HDFC Bank Ltd.*	73,185	1,607

TOTAL WARRANTS (Cost $7,972)		10,833

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Provident Institutional Funds - TempCash	4,502,970	4,503
BlackRock Provident Institutional Funds - TempFund	4,502,970	4,503

TOTAL SHORT-TERM INVESTMENTS (Cost $9,006)		9,006

	Par
	(000)
SECURITIES LENDING COLLATERAL — 3.8%
Barclays Time Deposit
5.370%, 04/02/07	$310	310
CIBC Time Deposit
5.343%, 04/02/07	287	287
Institutional Money Market Trust
5.328%, 04/02/07	7,406	7,406
National Bank of Canada Time Deposit
5.420%, 04/02/07	310	310
Tango Finance Corp Floating Rate Note
5.290%, 04/30/07	4,094	4,094

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,407)		12,407

TOTAL INVESTMENTS — 100.0% (Cost $236,600)(a)		$324,910

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2007, the cost for Federal income tax purposes was $236,611,300.  Net unrealized appreciation was $88,298,587.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $88,545,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $246,540.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)†
Automobiles & Related	2.8%	$8,079
Banking	23.7%	69,302
Broadcast/Media	1.2%	3,476
Building & Real Estate	3.0%	8,908
Consumer Products	15.0%	43,818
Diversified Operations	4.7%	13,638
Electronic Components & Semiconductors	1.3%	3,932
Energy Resources & Services	3.0%	8,870
Finance	1.4%	4,178
Food & Beverages	12.0%	35,041
Insurance	2.9%	8,395
Manufacturing	2.6%	7,585
Oil & Gas	1.6%	4,652
Pharmaceuticals	7.5%	22,078
Retail	9.5%	27,953
Telecommunications	2.7%	7,836
Transportation & Related Services	5.1%	14,923
	100.0%	292,664

PENN SERIES FUNDS, INC.

STATEMENT OF NET ASSETS — MARCH 31, 2007(Unaudited)

REIT FUND

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 77.9%
Apartments — 14.4%
Archstone-Smith Trust	70,526	$3,828
Avalonbay Communities, Inc. #	27,700	3,601
BRE Properties, Inc.	20,100	1,269
Equity Residential Properties Trust #	72,800	3,511
GMH Communities Trust	61,100	610
UDR, Inc.	59,300	1,816
		14,635
Diversified Operations — 4.9%
Vornado Realty Trust #	41,500	4,953

Hotels & Resorts — 7.1%
DiamondRock Hospitality, Co.	91,100	1,731
Host Hotels & Resorts, Inc. #	147,169	3,872
Starwood Hotels & Resorts Worldwide, Inc.	25,100	1,628
		7,231
Industrial — 5.9%
Eastgroup Properties, Inc.	20,100	1,026
Prologis #	76,500	4,967
		5,993
Manufactured Homes — 0.8%
Equity Lifestyle Properties, Inc.	15,300	826

Mixed Industrial/Office — 3.5%
Digital Realty Trust, Inc.	43,200	1,724
Kilroy Realty Corp.	10,800	797
PS Business Parks, Inc.	14,000	987
		3,508
Office Property — 12.9%
Alexandria Real Estate Equities Inc.	18,100	1,817
BioMed Realty Trust, Inc.	29,400	773
Boston Properties, Inc.	32,600	3,827
Brookfield Properties Corporation	57,100	2,301
Corporate Office Properties Trust	36,200	1,654
SL Green Realty Corp. #	19,800	2,716
		13,088
Regional Malls — 14.5%
General Growth Properties, Inc.	48,500	3,132
Simon Property Group, Inc. #	70,800	7,877
Taubman Centers, Inc.	34,800	2,017
The Macerich Co.	17,500	1,616
		14,642
Self-Storage — 3.9%
Public Storage, Inc.	33,615	3,182
U-Store-It Trust	39,600	797
		3,979
Strip Centers — 10.0%
Developers Diversified Realty Corp. #	38,000	2,390
Federal Realty Investment Trust	22,100	2,003
Kimco Realty Corp. #	59,300	2,890
Regency Centers Corp.	33,700	2,816
		10,099
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $64,287)		78,954
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Provident Institutional Funds - TempCash	995,867	$996
BlackRock Provident Institutional Funds - TempFund	995,867	996

TOTAL SHORT-TERM INVESTMENTS (Cost $1,992)		1,992

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL— 20.1%
Barclays Time Deposit
5.370%, 04/02/07	$279	279
Institutional Money Market Trust
5.328%, 04/02/07	19,789	19,789
National Bank of Canada Time Deposit
5.420%, 04/02/07	280	280

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,348)		20,348

TOTAL INVESTMENTS — 100.0% (Cost $86,627)(a)		$101,294

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At March 31, 2007, the cost for Federal income tax purposes was $86,636,704.  Net unrealized appreciation was $14,656,960.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,149,660 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $492,700.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Penn Series Funds, Inc.

By (Signature and Title)*		/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	May 29, 2007

By (Signature and Title)*		/s/ Jill Bukata
Jill Bukata, Controller
(principal financial officer)

Date	May 29, 2007

* Print the name and title of each signing officer under his or her signature.